Semiannual Report as of February 28, 2002

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $100 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 130 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2002.

Evergreen Funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Letter to Shareholders
April 2002

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen Southern States Municipal Bond Funds, which covers the six-month period ended February 28, 2002.

Market uncertainty continues

The municipal bond market, along with all other financial markets, experienced significant volatility during the six-month period ended February 28, 2002. The period was marked with great challenges, both psychologically and economically, as the country dealt with the tragic events of September 11 and an economy that was in mild recession. Business activity further regressed due to a slowdown in consumer spending and staff reductions by corporations that were already impacted by the economic environment. The Federal Reserve Board moved quickly to stimulate the economy by further reducing short-term borrowing costs, lowering the federal funds target rate by 100 basis points (1 percent) in the two-month period following September 11.

The bond market responded positively to the tragedy, as bonds are often considered a safe haven during times of uncertainty. Therefore, fixed income securities, particularly Treasuries and high quality municipal debt, traded at higher prices through the middle of November.

The actions of the Fed exacerbated this trend and contributed to an even steeper yield curve as short-term interest rates fell substantially more than longer-term rates. Since January, when the economy showed initial signs of recovery, interest rates have moved upward and the yield curve has begun to flatten. The Fed’s decision to not reduce rates further in January, coupled with a large supply of new municipal debt, contributed to higher market yields.

Some fallout remains in the municipal bond market due to the September 11 events and the slow economy. Bonds that rely on the travel and tourism industries have yet to fully recover. Such bonds include airline and airport credits and states and cities that are dependent on vacation travelers for revenues. We also expect a reduction in the credit quality of some municipal bond issuers who are coping with lower tax revenues resulting from diminished economic activity.

Diversification remains important

An environment like the past 12 months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. An exposure to various types of investments should remain an important component of a well-balanced portfolio. It is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives. Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds, including our quarterly online shareholder newsletter, Evergreen Events.

Thank you for your continuing support of Evergreen Investments.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN
Florida High Income Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Characteristics

Total Net Assets	$435,435,281

Average Credit Quality*	BB+

Effective Maturity	11.9 years

Average Duration	6.7 years

* Source: Standard & Poor’s

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 6/17/1992	Class A	Class B	Class C	Class I
Class Inception Date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

6 months with sales charge	-3.73%	-4.23%	-1.28%	N/A

6 months w/o sales charge	1.06%	0.69%	0.69%	1.19%

Average Annual Returns **

1 year with sales charge	0.20%	-0.52%	2.46%	N/A

1 year w/o sales charge	5.24%	4.45%	4.45%	5.49%

5 years	3.87%	3.77%	4.26%	5.15%

Since Portfolio Inception	5.91%	5.90%	6.12%	6.62%

Maximum Sales Charge	4.75%	5.00%	2.00%	N/A

	Front End	CDSC	CDSC

30-day SEC yield	5.51%	5.04%	5.05%	6.04%

Taxable Equivalent Yield***	8.97%	8.21%	8.22%	9.84%

6-month income distributions per share	$0.29	$0.25	$0.25	$0.30

** Adjusted for maximum applicable sales charge unless noted. *** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would be lower while returns for Class I would be higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2002, and is subject to change.

EVERGREEN
Florida High Income Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Richard K. Marrone
Tenure: January 1995
How did the fund perform?

The fund’s Class A shares had a total return of 1.06% for the six-month period ended February 28, 2002, excluding applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 1.99%. This discrepancy is attributable to two factors. First, the LBMBI and the fund have different investment objectives. Second, mutual funds, unlike indexes, incur expenses, which lower returns. Whereas the fund’s investment goal is to maximize income, yield and price stability, the LBMBI only reflects total return. Bonds selected for their income orientation and price stability tend to underperform bonds chosen for total return potential during declining interest rate environments. In contrast, as interest rates rise, bonds with a heavier income orientation and greater price stability typically outperform bonds with higher potential for total return.

Why did interest rates decline?

The Federal Reserve Board continued lowering interest rates to re-ignite economic growth. At the end of the last fiscal period, the economy began showing signs that it was regaining strength. However, a deepening recession seemed inevitable after the September 11 tragedy. The Fed’s actions helped avert a significant slide by restoring normalcy and confidence to the financial markets.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2002 portfolio assets)

What was the investment environment like during the period?

The events on September 11 heavily affected price movement, as evidenced by sporadic trading activity in the period immediately following the attacks. While the prices of insured airlines-backed bonds remained fairly stable, the prices of uninsured airlines-backed bonds collapsed. Some prices fell to half their pre-September 11 value, driving yields 6% to 8% higher. As confidence in the market increased, the high yields available in the airline sector attracted significant demand during January and February 2002. As a result, airlines-backed bonds outperformed other market sectors during this period.

Although the lower interest rate environment was favorable for bonds in all maturity ranges, bonds with shorter or longer-term maturities outperformed their intermediate-term counterparts. Shorter-term bonds benefited directly from the Fed’s interest rate cuts. As a result, shorter-term taxable yields fell, followed by shorter-term municipal yields. Longer-term yields fell as strong demand pushed prices higher. All factors being

EVERGREEN
Florida High Income Municipal Bond Fund
Portfolio Manager Interview

equal, longer-term bond prices appreciate faster than shorter-term bonds for every 0.01% drop in yield. Conversely, the prices of longer-term bonds decline faster than shorter-term bonds for every 0.01% rise in yields.

PORTFOLIO QUALITY
(as a percentage of 2/28/2002 portfolio assets)

What strategies did you use in managing the fund?

We focused on the fund’s long-term objectives of yield, income and price stability by investing in bonds with ten to 20 year maturities. Although these bonds did not participate in the rally to the extent of shorter-term and longer-term bonds, they provided attractive long-term value because of their generous incremental yield. Historically, bonds in this maturity range have demonstrated price stability. The fund held a small position in uninsured airlines-backed bonds. This position detracted from the fund’s performance early in the period, but added to returns when the airline sector rebounded.

What is your outlook over the next six months?

We expect municipal bond yields to move higher, pushing prices lower, as supply increases and rates rebound from these historically low levels. Through February 28, 2002, municipal bond issuance reached its second-highest level since 1988. Much of the increase in supply can be attributed to September 11. In addition to expectations that New York may increase its need for debt as the city rebuilds, several large deals were postponed in the months immediately following the attacks. Moreover, rates are at historical lows and have reached technical levels that are difficult to penetrate. These factors combined may be especially difficult when coupled with the anticipated heavy supply.

The fund’s emphasis on income, yield and price stability may be beneficial during a higher interest rate environment. Our significant position in intermediate-term bonds, with their demonstrated price stability, may help preserve the fund’s capital as interest rates rise. The fund’s income stream may also benefit performance by acting as a cushion to help protect returns, as well as providing substantial cash flow that could be invested at higher rates.

EVERGREEN
Florida Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Characteristics

Total Net Assets	$464,453,044

Average Credit Quality*	AA

Effective Maturity	7.0 years

Average Duration	5.2 years

* Source: Standard & Poor’s

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 5/11/1988	Class A	Class B	Class C	Class I
Class Inception Date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

6 months with sales charge	-3.96%	-4.51%	-1.56%	N/A

6 months w/o sales charge	0.86%	0.41%	0.41%	0.91%

Average Annual Returns **

1 year with sales charge	0.07%	-0.87%	2.13%	N/A

1 year w/o sales charge	5.07%	4.13%	4.13%	5.17%

5 years	4.13%	3.87%	4.37%	5.24%

10 years	5.72%	5.59%	5.84%	6.29%

Maximum Sales Charge	4.75%	5.00%	2.00%	N/A

	Front End	CDSC	CDSC

30-day SEC yield	4.66%	4.03%	4.04%	5.02%

Taxable Equivalent Yield***	7.59%	6.56%	6.58%	8.18%

6-month income distributions per share	$0.23	$0.19	$0.19	$0.24

** Adjusted for maximum applicable sales charge unless noted. *** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund, Class A shares,2 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

CURRENT INVESTMENT STYLE1

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would be lower while returns for Class I would be higher. The advisor is waiving a portion of its advisory fee for the fund and the distributor is waiving a portion of the 12b-1 fees for Class A. Had the fees not been waived, returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2002, and is subject to change.

EVERGREEN
Florida Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Richard K. Marrone
Tenure: January 1998

How did the fund perform?

The fund’s Class A shares had a total return of 0.86% for the six-month period ended February 28, 2002, excluding applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 1.99%. This discrepancy is attributable to two factors. First, the LBMBI and the fund have different investment objectives. Second, mutual funds, unlike indexes, incur expenses which lower returns. Whereas the fund’s investment goal is to maximize income, yield and price stability, the LBMBI only reflects total return. Bonds selected for their ability to best meet the fund’s investment objectives have different characteristics than bonds chosen for total return potential. As a result, income-oriented bonds tend to underperform bonds with greater total return potential in a declining interest rate environment. In contrast, income-oriented bonds tend to outperform bonds with greater potential for total return when interest rates rise.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2002 portfolio assets)

Why did interest rates decline?

The Federal Reserve Board continued lowering interest rates to help stimulate the economy. Following the September 11 tragedy, prospects of a deepening recession replaced investor optimism for fragile growth. In addition to averting further recession, the Fed’s actions helped restore investor confidence and a sense of normalcy to the financial markets.

What took place in the market during the period?

While interest rates fell across all maturity ranges, pushing prices higher, bonds responded differently depending upon their maturity range. In addition, uninsured airlines-backed bonds were severely affected by September 11. Although insured airlines-backed bonds exhibited relatively little price movement, uninsured airlines-backed bond prices plummeted. Some fell to half their pre-September 11 value, driving yields 6% to 8% higher. The airline sector rebounded, however, in early 2002. As the period progressed, investors became cautiously optimistic and selectively took

EVERGREEN
Florida Municipal Bond Fund
Portfolio Manager Interview

advantage of the attractive yields available in airlines-backed bonds. Accordingly, the sector outperformed other sectors in January and February 2002.

Maturity range also affected price movement during the period. Bonds with shorter-term or longer-term maturities outperformed bonds with intermediate-term maturities. Shorter-term bonds benefited directly from the Fed’s interest rate cuts. As a result, shorter-term taxable yields fell, followed by shorter-term municipal yields. Longer-term yields fell as strong demand pushed prices higher. All factors being equal, longer-term bond prices rise faster than their shorter-term counterparts with every 0.01% decrease in interest rates. The converse is also true: longer-term bond prices fall faster than shorter-term bond prices for every 0.01% rise in interest rates.

What strategies did you use to manage the fund?

The fund’s long-term objective is to maximize income, yield and price stability by focusing specifically on intermediate-term bonds. Although this maturity range did not participate in the rally to the degree of shorter and longer-term bonds, these bonds offered a generous level of income and attractive long-term value. Historically, bonds with ten to 20 year maturities demonstrate price stability. This price stability is yet another feature we expect to benefit the fund in the longer term. The fund held a small position in uninsured airlines-backed bonds, which detracted from performance during the first part of the period. These bonds contributed to returns at the end of the period, however, when the airline sector rebounded.

PORTFOLIO QUALITY
(as a percentage of 2/28/2002 portfolio assets)

What is your outlook over the next six months?

We expect heavier supply and interest rates to rebound from these historically low levels. In turn, municipal bond yields may increase and prices may decrease. Supply has been remarkably heavy this year. As of February 28, 2002, new supply reached its second highest level since 1988 and we expect this trend to continue. Much of this bulge in supply can be attributed to September 11. Following the attacks, several large deals were postponed and New York’s need for debt is expected to rise as the city rebuilds. Moreover, low interest rates, coupled with anticipated heavy supply, create a situation that may be difficult to penetrate.

Moving forward, the fund’s emphasis on price stability, yield and income may reward shareholders if interest rates rise. Our emphasis on intermediate-term bonds, with their demonstrated pattern of limited price movement in a variety of interest rate environments, may help protect against price erosion. Additionally, our historically attractive level of income and yield may help protect returns as well as produce substantial cash flow that can be invested at higher rates.

EVERGREEN
Georgia Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Characteristics

Total Net Assets	$94,605,191

Average Credit Quality*	AA

Effective Maturity	11.8 years

Average Duration	5.9 years

* Source: Standard & Poor’s

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 7/2/1993	Class A	Class B	Class I
Class Inception Date	7/2/1993	7/2/1993	2/28/1994

6 months with sales charge	-3.54%	-4.04%	N/A

6 months w/o sales charge	1.29%	0.91%	1.41%

Average Annual Returns**

1 year with sales charge	1.03%	0.31%	N/A

1 year w/o sales charge	6.10%	5.31%	6.37%

5 years	4.74%	4.65%	6.04%

Since Portfolio Inception	4.59%	4.44%	5.43%

Maximum Sales Charge	4.75%	5.00%	N/A

	Front End	CDSC

30-day SEC yield	4.54%	4.01%	5.01%

Taxable Equivalent Yield***	7.39%	6.53%	8.16%

6-month income distributions per share	$0.23	$0.19	$0.24

** Adjusted for maximum applicable sales charge unless noted. *** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A shares,2 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

CURRENT INVESTMENT STYLE1

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class I include the effect of the 0.25% 12b-1 fee applicable to Class A. Class I does not pay 12b-1 fees. If these fees had not been reflected, returns for Class I would be higher. Class B pays 12b-1 fees of 1.00%. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2002, and is subject to change.

EVERGREEN
Georgia Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Charles E. Jeanne, CFA
Tenure: November 1997
How did the fund perform?

The fund’s Class A shares had a total return of 1.29% for the six-month period ended February 28, 2002, excluding applicable sales charges. The Lehman Brother Municipal Bond Index (LBMBI) returned 1.99% for the same period. We attribute the discrepancy to two factors. First, the fund and the LBMBI have different investment objectives. Second, unlike indexes, mutual funds incur expenses which lower returns. The fund seeks to maximize income, yield and price stability. In contrast, the LBMBI only reflects total return. Bonds selected to meet the fund’s objective have a greater income orientation, as well as other characteristics that differ from bonds chosen for their total return potential. Bonds with a greater total return potential tend to outperform income-oriented bonds in a declining interest rate environment, such as the past six months. Conversely, income-oriented bonds typically outperform bonds chosen for their total return potential when interest rates rise.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2002 portfolio assets)

Why did interest rates fall?

The Federal Reserve Board cut interest rates to help revive the economy. While growth began to resume at the end of the last fiscal period, the tragic events of September 11 threatened to thrust the economy into a recession. The Fed’s actions were critical in averting a deeper slowdown, as well as restoring confidence and normalcy to the financial markets.

What happened in the market?

Trading was sporadic and prices were volatile in the period immediately following the attacks. Market uncertainty, coupled with anticipation of a sharp pullback in the economy, resulted in a strong demand for quality. Furthermore, insurance companies issued bonds to build liquidity, applying downward pressure to prices.

By November, however, prices began to rise, reaching pre-September 11 levels. Shorter-term bonds performed particularly well. In addition to the Fed’s aggressive rate cuts driving shorter-term rates lower, demand was strong from investors

EVERGREEN
Georgia Municipal Bond Fund
Portfolio Manager Interview

seeking a temporary place to hold cash while the financial markets stabilized. Investors also sought longer-term bonds for their greater interest rate sensitivity. All else being equal, longer-term bonds appreciate faster than shorter-term bonds for every 0.01% decline in yield. In contrast, longer-term bond prices fall faster than their shorter-term counterparts for every 0.01% rise in yield. By the end of the period, both intermediate-term yields and longer-term yields were relatively unchanged from where they stood at the end of August 2001.

The pipeline for new supply was severely disrupted by last fall’s events--a phenomenon still affecting the market at the end of the period. During the final months of 2001, several large deals were postponed; as a result, issuance was strong in the early part of 2002. By February 28, 2002, issuance was 22% higher than in the first two months of 2001 and had reached its second-highest level since 1988.

What strategies did you use to manage the fund?

We maintained our focus on the fund’s long-term objective of maximizing income, yield and stability of principal. Specifically, we selected bonds with 5.5% to 5.75% coupons, 13 to 18 year maturities and 10-year call features. We also emphasized quality. Many of the fund’s new positions were general obligation bonds, as well as water and sewer bonds. Most of the holdings were rated at least AA, or were insured. Historically, the conservative nature of these bonds has helped them hold their value better than riskier bonds as yield premiums rise. Yield premiums are the incremental yield provided as risk increases.

PORTFOLIO QUALITY
(as a percentage of 2/28/2002 portfolio assets)

What is your outlook over the next six months?

We expect municipal bond yields to rise, as the low interest rate environment stimulates economic growth. We already have begun to see data reflecting stronger employment and business activity. Another factor that could push rates higher is supply. Supply may remain heavy at the national level, particularly as New York rebuilds. The supply of Georgia municipal bonds remains light, however, with few new deals on the calendar.

In anticipation of higher rates, we have positioned the fund defensively by building cash, reducing interest rate sensitivity and selling bonds whose structure and underlying credit could cause their prices to fall faster than other securities. These adjustments, plus the fund’s emphasis on income, yield and price stability, may help cushion the effect of higher rates and protect returns.

EVERGREEN
Maryland Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Characteristics

Total Net Assets	$61,541,621

Average Credit Quality*	AA-

Effective Maturity	6.99 years

Average Duration	5.29 years

* Source: Standard & Poor’s

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 10/30/1990	Class A	Class B	Class C	Class I
Class Inception Date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

6 months with sales charge	-2.92%	-3.43%	-0.44%	N/A

6 months w/o sales charge	1.94%	1.56%	1.56%	2.06%

Average Annual Returns**

1 year with sales charge	0.93%	0.18%	3.18%	N/A

1 year w/o sales charge	5.97%	5.18%	5.18%	6.23%

5 years	3.96%	4.00%	4.56%	5.23%

10 years	4.78%	5.08%	5.19%	5.53%

Maximum Sales Charge	4.75%	5.00%	2.00%	N/A

	Front End	CDSC	CDSC

30-day SEC yield	4.19%	3.67%	3.69%	4.67%

Taxable Equivalent Yield***	6.82%	5.98%	6.01%	7.61%

6-month income distributions per share	$0.23	$0.19	$0.19	$0.24

** Adjusted for maximum applicable sales charge unless noted. *** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund, Class A shares,2 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

CURRENT INVESTMENT STYLE1

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would be lower. Returns reflect expense limits previously in effect for all classes, without which returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2002, and is subject to change.

EVERGREEN
Maryland Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Keith D. Lowe, CFA
Tenure: November 1999
How did the fund perform?

The fund’s Class A shares had a total return of 1.94% for the six-month period ended February 28, 2002, excluding applicable sales charges. The Lehman Brothers Municipal Bond Index (LBMBI) returned 1.99% over the same period. With its return rivaling that of the LBMBI, the fund’s performance is notable because like all mutual funds, the fund is subject to expenses, which lower returns. In contrast, the LBMBI incurs no expenses.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2002 portfolio assets)

What was the market environment like during the period?

As investors began to recover from the shock of September 11, the market resumed more typical activity during late September. Following the attacks, the Federal Reserve Board lowered interest rates aggressively to avoid a significant downturn. Through mid-November, prices moved higher, driving yields lower. In December, prices decreased modestly, but began to rise again in early 2002. By February 28, 2002, shorter-term yields were considerably lower, and intermediate-term and longer-term yields were relatively unchanged from where they stood on August 31, 2001. Yield premiums also fell, as investors stretched for yield in a declining rate environment. Yield premiums are the incremental yield provided by securities as credit risk increases. Although Maryland underwent strains in the state budget, the state remained strong from a credit standpoint because of its historically conservative fiscal management. With its “pay-as-you-go” philosophy, the state has kept debt at a minimum and maintained substantial reserve funds.

What strategies did you use in managing the fund?

Our main focus was to maintain the fund’s long-term objective of maximizing income, yield and price stability. To achieve this, we selected securities with less interest rate sensitivity, higher coupons and higher yields than the fund’s benchmark. Supplementing that strategy, we took advantage of the market’s price movement by actively managing the fund. For example, during November’s higher price environment, we sold holdings into the market’s strength, and then rebuilt positions in December when yields and prices became more attractive. We fine-tuned the fund’s structure in January, again selling as prices went up. Throughout the period, we emphasized quality over yield as higher-quality bonds offered superior value in light of the decline in yield premiums.

EVERGREEN
Maryland Municipal Bond Fund
Portfolio Manager Interview

PORTFOLIO QUALITY
(as a percentage of 2/28/2002 portfolio assets)

What is your outlook?

While we expect the economy to strengthen, the process could be choppy. In fact, we would not be surprised to see a short-term, “double-dip” recession take place. Installment credit remains high and, as a result, consumers may take a break from spending. Moreover, we believe that consumer confidence has decreased, so consumer spending may not serve as the boost the economy needs to recover.

In the market, short-term yields could rise as investors respond to signs of stronger economic growth. Long-term yields could move in a narrow range. It will be difficult for long-term yields to move much lower, given the historically low level of rates and expectation that these lower rates will eventually reinvigorate the economy. We do not expect long-term yields to rise tremendously either, because of the uncertainty surrounding future growth. We thus anticipate intermediate-term yields to remain fairly stable.

We expect the fund to generate solid returns under this scenario. Historically, securities selected to meet the objective of maximizing income, yield and price stability outperform those chosen for total return potential in stable to rising interest rate environments. The fund’s substantial position of intermediate-term bonds, with higher coupons and generous yields, may cushion the fund against price erosion caused by higher rates. Furthermore, we anticipate the fund’s significant cash flow to contribute to returns, as we invest the cash at more attractive levels.

EVERGREEN
North Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Characteristics

Total Net Assets	$256,604,042

Average Credit Quality*	AA

Effective Maturity	6.8 years

Average Duration	4.9 years

* Source: Standard & Poor’s

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 1/11/1993	Class A	Class B	Class I
Class Inception Date	1/11/1993	1/11/1993	2/28/1994

6 months with sales charge	-3.40%	-3.88%	N/A

6 months w/o sales charge	1.45%	1.08%	1.58%

Average Annual Returns**

1 year with sales charge	0.49%	-0.28%	N/A

1 year w/o sales charge	5.51%	4.72%	5.77%

5 years	4.35%	4.26%	5.64%

Since Portfolio Inception	4.90%	4.73%	5.69%

Maximum Sales Charge	4.75%	5.00%	N/A

	Front End	CDSC

30-day SEC yield	4.79%	4.28%	5.27%

Taxable Equivalent Yield***	7.80%	6.97%	8.58%

6-month income distributions per share	$0.25	$0.21	$0.26

** Adjusted for maximum applicable sales charge unless noted. *** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A shares,2 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

CURRENT INVESTMENT STYLE1

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class I include the effect of the 0.25% 12b-1 fee applicable to Class A. Class I does not pay 12b-1 fees. If these fees had not been reflected, returns for Class I would be higher. Class B pays 12b-1 fees of 1.00%. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2002, and is subject to change.

EVERGREEN
North Carolina Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Richard K. Marrone
Tenure: September 1993

How did the fund perform?

The fund’s Class A shares had a total return of 1.45% for the six-month period ended February 28, 2002, excluding applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 1.99%. This discrepancy is attributable to two factors. First, the fund’s performance objective differs from the index. Second, mutual funds, unlike an index, incur expenses, which lower returns. Whereas the fund’s investment objective is to maximize income, yield and price stability, the LBMBI only reflects total return. Bonds selected to meet the fund’s objective have different characteristics than bonds chosen for total return potential. Typically, bonds with a greater income orientation underperform bonds with higher total return potential during declining interest rate environments. In contrast, as interest rates rise, income-oriented bonds tend to outperform bonds with more potential for total return.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2002 portfolio assets)

Why did interest rates decline?

The Federal Reserve Board lowered interest rates to re-ignite economic growth. At the end of the last fiscal period, the economy began showing signs that it was regaining strength. However, a deepening recession seemed inevitable after the September 11 tragedy. The Fed’s actions helped avert a significant slide by restoring normalcy and confidence to the financial markets.

What exactly took place in the market during the period?

As interest rates fell, prices were driven higher and the prices of uninsured airlines-backed bonds plummeted. While the prices of insured airlines-backed bonds remained fairly stable, the prices of uninsured airlines-backed bonds collapsed. Some prices dove to half their pre-September 11 value, producing a 6% to 8% increase in yield. The sector, however, rebounded during early 2002. As confidence in the market increased, investors selectively took advantage of the significantly higher yields available in uninsured airlines-backed bonds. As a result, uninsured airlines-backed bonds outperformed other sectors in the last two months of the fund’s fiscal period.

EVERGREEN
North Carolina Municipal Bond Fund
Portfolio Manager Interview

Maturity range influenced price movement during the period, with both shorter-term bonds and longer-term bonds outperforming their intermediate-term counterparts.

Shorter-term bonds benefited directly from the Fed’s interest rate cuts. As a result, shorter-term taxable yields fell, followed by shorter-term municipal yields. Longer-term yields fell as strong demand pushed prices higher. All things being equal, longer-term bond prices appreciate faster than shorter-term bonds for every 0.01% drop in yield. Conversely, the prices of longer-term bonds decline faster than shorter-term bonds for every 0.01% rise in yield.

What strategies did you use in managing the fund?

We focused on the fund’s long-term objective of maximizing income, yield and price stability. While supply was especially light for North Carolina municipal bonds, we increased positions in intermediate-term bonds. Although intermediate-term bonds did not participate in the rally to the extent of shorter-term and longer-term bonds, they provided generous incremental yield and attractive long-term value. Historically, bonds in this range have demonstrated price stability -- another attribute we believe could benefit the fund longer-term. The fund held a small position in uninsured airlines-backed bonds. This position detracted from performance early in the period, but added to returns when the airline sector rebounded.

PORTFOLIO QUALITY
(as a percentage of 2/28/2002 portfolio assets)

What is your outlook over the next six months?

We expect municipal bond yields to move higher, pushing prices lower, based on excess supply and a possible boost from the currently low rates. Through February 28, 2002, municipal bond issuance reached its second-highest level since 1988. Much of the increase in supply can be attributed to September 11. In addition to expectations that New York may increase its need for debt as the city rebuilds, several large deals were postponed in the months immediately following the attacks. Moreover, rates are at historical lows and have reached technical levels that are difficult to penetrate. These factors combined may be particularly difficult when coupled with the anticipated heavy supply.

Moving ahead, we believe the fund’s emphasis on income, yield and price stability may help protect returns if yields rise. Our significant position in intermediate-term bonds, with their demonstrated price stability, may help protect the fund’s principal against price erosion. Additionally, our attractive levels of income and yield may act as a cushion against falling prices and provide substantial cash flow that could be invested at higher rates.

EVERGREEN
South Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Characteristics

Total Net Assets	$58,221,577

Average Credit Quality*	AA

Effective Maturity	11.94 years

Average Duration	5.63 years

* Source: Standard & Poor’s

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 1/3/1994	Class A	Class B	Class I
Class Inception Date	1/3/1994	1/3/1994	2/28/1994

6 months with sales charge	-3.31%	-3.84%	N/A

6 months w/o sales charge	1.50%	1.12%	1.62%

Average Annual Returns **

1 year with sales charge	0.94%	0.18%	N/A

1 year w/o sales charge	5.97%	5.18%	6.23%

5 years	4.64%	4.54%	5.92%

Since Portfolio Inception	4.76%	4.62%	5.64%

Maximum Sales Charge	4.75%	5.00%

	Front End	CDSC	N/A

30-day SEC yield	4.40%	3.89%	4.88%

Taxable Equivalent Yield***	7.17%	6.34%	7.95%

6-month income distributions per share	$0.22	$0.18	$0.23

** Adjusted for maximum applicable sales charge unless noted. *** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A shares,2 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

CURRENT INVESTMENT STYLE1

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class I include the effect of the 0.25% 12b-1 fee applicable to Class A. Class I does not pay 12b-1 fees. If these fees had not been reflected, returns for Class I would be higher. Class B pays 12b-1 fees of 1.00%. Returns reflect expense limits previously in effect for all classes, without which returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2002, and is subject to change

EVERGREEN
South Carolina Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Charles E. Jeanne, CFA
Tenure: January 1997

How did the fund perform?

The fund’s Class A shares had a total return of 1.50% for the six-month period ended February 28, 2002, excluding applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 1.99%. The difference is attributable to two factors. First, the fund and the LBMBI have different performance objectives. Second, unlike indexes, mutual funds incur expenses which lower returns. The fund seeks to maximize income, yield and price stability, whereas the LBMBI reflects total return. Bonds selected to meet the fund’s objective have different characteristics than securities chosen for their total return potential. Bonds with greater total return potential tend to outperform bonds chosen for income, yield and price stability when interest rates decline. In contrast, bonds selected to maximize income, yield and price stability typically outperform bonds with greater total return potential when interest rates rise.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2002 portfolio assets)

Why did interest rates decline?

The Federal Reserve Board lowered interest rates to help revitalize the economy. Growth was stubbornly sluggish at the end of the last fiscal period, and after the events of September 11, sharp market deterioration seemed inevitable. The Fed’s actions helped prevent a deeper recession and were critical in restoring order and normalcy to the financial markets.

Specifically, how was the market affected?

Immediately following the attacks, prices were volatile and trading was thin. Because of the market uncertainty, investors favored quality. Insurance companies were forced to sell bonds to build liquidity, putting further downward pressure on prices. Gradually, however, the market stabilized and began to improve. By November, many prices had reached their pre-September 11 levels. Shorter-term bond yields fell (pushing prices higher) because of the Fed’s aggressive rate cuts, as well as demand from investors seeking a temporary place to hold cash while the markets stabilized. Demand also was strong for longer-term bonds because investors sought to increase interest rate sensitivity. All factors being equal, longer-term bonds appreciate faster than shorter-term bonds

EVERGREEN
South Carolina Municipal Bond Fund
Portfolio Manager Interview

with every 0.01% drop in rates. Conversely, the prices of longer-term bonds fall faster than their shorter-term counterparts with every 0.01% rise in rates. By the end of the period, shorter-term yields were considerably lower, while intermediate-term and longer-term yields stood relatively unchanged from August 31, 2001.

The pipeline for supply was severely disrupted by last fall’s events. Several large deals that were scheduled for the final months of 2001 were postponed until market conditions became more favorable. Some were rescheduled for early 2002 and, as a result, supply has been extraordinarily heavy this year. In fact, through February 28, 2002, new supply has been 22% higher, year to date, than the same period in 2001. Moreover, issuance reached its second-highest level since 1988.

What strategies did you use to manage the fund?

We concentrated on the fund’s long-term objective of maximizing income, yield and price stability. We emphasized intermediate-term bonds, specifically those with 5.5% to 5.75% coupons, 13 to 18 year maturities and 10-year call features. Because of continued market uncertainty, as well as our longer-term outlook, we focused on quality. Most of the new additions to holdings were rated at least AA, or were insured. Furthermore, we selected general obligation bonds or essential purpose revenue bonds (like water and sewer bonds); because of their conservative nature, they hold their value better than other types of bonds.

PORTFOLIO QUALITY
(as a percentage of 2/28/2002 portfolio assets)

What is your outlook over the next six months?

We expect the combination of stronger economic growth and heavier supply to push municipal bond yields upward, forcing prices lower. Signs that lower interest rates have helped rejuvenate the economy are evident in the employment sector and business activity. Supply also continues to be plentiful. During the first two months of 2002, the supply of South Carolina municipal bonds has grown, and is expected to continue. We adjusted the fund accordingly by reducing interest rate sensitivity. This may help enhance price stability by building cash and by selling bonds whose prices would erode if interest rates rise. These changes, combined with the fund’s substantial position in income-oriented intermediate-term bonds, may help protect returns if interest rates move higher.

EVERGREEN
Virginia Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Characteristics

Total Net Assets	$179,243,193

Average Credit Quality*	AA

Effective Maturity	12.5 years

Average Duration	5.2 years

* Source: Standard & Poor’s

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 7/2/1993	Class A	Class B	Class I
Class Inception Date	7/2/1993	7/2/1993	2/28/1994

6 months with sales charge	-2.86%	-3.36%	N/A

6 months w/o sales charge	2.01%	1.63%	2.14%

Average Annual Returns**

1 year with sales charge	1.16%	0.44%	N/A

1 year w/o sales charge	6.23%	5.44%	6.49%

5 years	4.89%	4.79%	6.17%

Since Portfolio Inception	4.82%	4.66%	5.65%

Maximum Sales Charge	4.75%	5.00%

	Front End	CDSC	N/A

30-day SEC yield	4.39%	3.86%	4.85%

Taxable Equivalent Yield***	7.15%	6.29%	7.90%

6-month income dividends per share	$0.23	$0.19	$0.24

** Adjusted for maximum applicable sales charge, unless noted. *** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund, Class A shares,2 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

CURRENT INVESTMENT STYLE1

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class I include the effect of the 0.25% 12b-1 fee applicable to Class A. Class I does not pay 12b-1 fees. If these fees had not been reflected, returns for Class I would be higher. Class B pays 12b-1 fees of 1.00%. Returns reflect expense limits previously in effect for all classes, without which returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2002, and is subject to change.

EVERGREEN
Virginia Municipal Bond Fund
Fund at a Glance as of February 28, 2002

Portfolio Management

Charles E. Jeanne, CFA
Tenure: July 1993

How did the fund perform?

The fund’s Class A shares had a total return of 2.01% for the six-month period ended February 28, 2002, excluding applicable sales charges. During the same period, the Lehman Brother Municipal Bond Index (LBMBI) returned 1.99%. With its return surpassing that of the LBMBI, the fund’s performance is particularly notable in that, like all mutual funds, the fund is subject to expenses, which lower returns. In contrast, the LBMBI incurs no expenses.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2002 portfolio assets)

How did the September 11 tragedy, which occurred early in the fiscal period, affect the investment environment?

September 11 had a dramatic effect on the market, impacting Federal Reserve Board policy, daily trading activity and technical supply and demand factors. Early in the period, trading activity reflected the nation’s shock. Bond transactions were sporadic, and the market uncertainty caused investors to prefer quality. Moreover, insurance companies sold bonds to ensure liquidity, putting downward pressure on prices.

The Federal Reserve Board’s aggressive rate cuts perhaps were more aggressive because of September 11. Toward the end of the last fiscal period, growth had become stubbornly sluggish and a return to economic vitality had become increasingly elusive. This lack of growth, coupled with September 11, made a severe economic downturn seem inevitable. The Fed’s actions, however, helped the economy stabilize and contributed significantly to restoring order and normalcy to the financial markets.

The pipeline for supply also was disrupted by the attacks. Several large deals were postponed while market conditions improved, and later were rescheduled for early 2002. Consequently, supply was extraordinarily heavy heading into the new year. Issuance through February 28, 2002, reached its second-highest level since 1988 and was also 22% higher than the comparable period last year.

What happened to municipal bond prices as the period progressed?

Following the attacks, the market stabilized and many bonds reached their pre-September 11 prices by November 2001. By the end of the period, shorter-term yields were considerably lower (with their prices correspondingly higher), while intermediate-term and longer-term prices and yields were relatively unchanged. Shorter-term

EVERGREEN
Virginia Municipal Bond Fund
Fund at a Glance as of February 28, 2002

bond yields moved lower, following their taxable counterparts, in response to the Fed’s rate cuts. There was considerable demand for shorter-term bonds as investors sought a temporary place to hold cash while the markets stabilized. Longer-term bonds benefited from investors seeking greater interest rate sensitivity in a declining rate environment. All factors being equal, the prices of longer-term bonds rise faster than shorter-term bonds for every 0.01% drop in yield. Conversely, longer-term bond prices fall faster than their shorter-term counterparts for every 0.01% increase in yield.

What strategies did you use in managing the fund?

We continued our focus on the fund’s long-term objective of maximizing income, yield and price stability. We selected bonds with 5.5% to 5.75% coupons, 13 to 18 year maturities and 10-year call features. Given the market uncertainty, we emphasized quality and bonds with a conservative nature. During shifting markets, these types of bonds have historically held their value better than riskier bonds. Many of these bonds were general obligation or essential purpose revenue bonds, such as water and sewer bonds. We concentrated on bonds rated AA or higher, or bonds that were insured. We sold securities whose underlying credits could cause their prices to erode faster than more conservative bonds. Another part of our strategy was to sell securities with greater interest-rate sensitivity. In addition to taking advantage of the strong demand for these securities, reducing these positions reinforced the fund’s price stability.

PORTFOLIO QUALITY
(as a percentage of 2/28/2002 portfolio assets)

What is your outlook?

We expect municipal bond yields to rise, pushing prices lower, as low interest rates stimulate economic growth and excess supply competes for investor interest. A budget shortfall in Virginia also could put upward pressure on yields. The adjustments made to the fund’s structure in anticipation of this climate, plus our emphasis on income, yield and price stability, may help protect returns if yields move higher.

EVERGREEN
Florida High Income Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999††	1998	1997

CLASS A

Net asset value, beginning of period	$10.45	$10.24	$10.68	$11.26	$10.89	$10.42

Income from investment operations

Net investment income	0.29	0.60	0.59	0.57	0.58	0.62

Net realized and unrealized gains or losses on securities	(0.18)	0.21	(0.44)	(0.58)	0.37	0.47

Total from investment operations	0.11	0.81	0.15	(0.01)	0.95	1.09

Less distributions to shareholders from

Net investment income	(0.29)	(0.60)	(0.59)	(0.57)	(0.58)	(0.62)

Net realized gains	0	0	0	0	0	0

Total distributions to shareholders	(0.29)	(0.60)	(0.59)	(0.57)	(0.58)	(0.62)

Net asset value, end of period	$10.27	$10.45	$10.24	$10.68	$11.26	$10.89

Total return*	1.06%	8.13%	1.57%	(0.16%)	8.94%	10.77%

Ratios and supplemental data

Net assets, end of period (thousands)	$201,837	$212,631	$212,410	$269,616	$279,079	$119,942

Ratios to average net assets
Expenses‡	0.88%†	0.87%	0.87%	0.86%	0.89%	0.88%

Net investment income	5.67%†	5.77%	5.73%	5.10%	5.51%	5.86%

Portfolio turnover rate	17%	17%	39%	29%	70%	32%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999††	1998	1997

CLASS B

Net asset value, beginning of period	$10.45	$10.24	$10.68	$11.26	$10.89	$10.42

Income from investment operations

Net investment income	0.25	0.52	0.51	0.48	0.50	0.54

Net realized and unrealized gains or losses on securities	(0.18)	0.21	(0.44)	(0.58)	0.37	0.47

Total from investment operations	0.07	0.73	0.07	(0.10)	0.87	1.01

Less distributions to shareholders from

Net investment income	(0.25)	(0.52)	(0.51)	(0.48)	(0.50)	(0.54)

Net realized gains	0	0	0	0	0	0

Total distributions to shareholders	(0.25)	(0.52)	(0.51)	(0.48)	(0.50)	(0.54)

Net asset value, end of period	$10.27	$10.45	$10.24	$10.68	$11.26	$10.89

Total return*	0.69%	7.32%	0.81%	(0.91%)	8.13%	9.95%

Ratios and supplemental data

Net assets, end of period (thousands)	$131,253	$125,951	$115,352	$130,259	$103,309	$63,475

Ratios to average net assets
Expenses‡	1.63%†	1.63%	1.62%	1.61%	1.64%	1.63%

Net investment income	4.91%†	5.02%	4.99%	4.34%	4.46%	5.09%

Portfolio turnover rate	17%	17%	39%	29%	70%	32%

* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Net realized gains distributions are less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
Florida High Income Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999††	1998 (a)

CLASS C

Net asset value, beginning of period	$10.45	$10.24	$10.68	$11.26	$11.11

Income from investment operations

Net investment income	0.25	0.52	0.51	0.48	0.24

Net realized and unrealized gains or losses on securities	(0.18)	0.21	(0.44)	(0.58)	0.15

Total from investment operations	0.07	0.73	0.07	(0.10)	0.39

Less distributions to shareholders from

Net investment income	(0.25)	(0.52)	(0.51)	(0.48)	(0.24)

Net realized gains	0	0	0	0	0

Total distributions to shareholders	(0.25)	(0.52)	(0.51)	(0.48)	(0.24)

Net asset value, end of period	$10.27	$10.45	$10.24	$10.68	$11.26

Total return*	0.69%	7.32%	0.81%	(0.91%)	3.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$16,793	$13,516	$9,310	$6,749	$1,098

Ratios to average net assets
Expenses‡	1.63%†	1.62%	1.62%	1.61%	1.65%†

Net investment income	4.90%†	4.99%	4.98%	4.31%	4.21%†

Portfolio turnover rate	17%	17%	39%	29%	70%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999††	1998	1997

CLASS I †††

Net asset value, beginning of period	$10.45	$10.24	$10.68	$11.26	$10.89	$10.42

Income from investment operations

Net investment income	0.30	0.62	0.62	0.60	0.61	0.65

Net realized and unrealized gains or losses on securities	(0.18)	0.21	(0.44)	(0.58)	0.37	0.47

Total from investment operations	0.12	0.83	0.18	0.02	0.98	1.12

Less distributions to shareholders from

Net investment income	(0.30)	(0.62)	(0.62)	(0.60)	(0.61)	(0.65)

Net realized gains	0	0	0	0	0	0

Total distributions to shareholders	(0.30)	(0.62)	(0.62)	(0.60)	(0.61)	(0.65)

Net asset value, end of period	$10.27	$10.45	$10.24	$10.68	$11.26	$10.89

Total return	1.19%	8.40%	1.83%	0.09%	9.22%	11.04%

Ratios and supplemental data

Net assets, end of period (thousands)	$85,552	$89,505	$66,120	$53,624	$29,152	$6,326

Ratios to average net assets
Expenses‡	0.63%†	0.63%	0.62%	0.62%	0.65%	0.63%

Net investment income	5.92%†	6.02%	6.01%	5.38%	5.47%	6.08%

Portfolio turnover rate	17%	17%	39%	29%	70%	32%

(a) For the period from March 6, 1998 (commencement of class operations) to August 31, 1998.
* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Net realized gains distributions are less than $0.005 per share.
††† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS A

Net asset value, beginning of period	$9.56	$9.24	$9.36	$10.15	$9.98	$9.70

Income from investment operations

Net investment income	0.23	0.47	0.47	0.46	0.48	0.51

Net realized and unrealized gains or losses on securities	(0.15)	0.32	(0.09)	(0.56)	0.38	0.35

Total from investment operations	0.08	0.79	0.38	(0.10)	0.86	0.86

Less distributions to shareholders from

Net investment income	(0.23)	(0.47)	(0.47)	(0.46)	(0.48)	(0.52)

Net realized gains	0	0	(0.03)	(0.23)	(0.21)	(0.06)

Total distributions to shareholders	(0.23)	(0.47)	(0.50)	(0.69)	(0.69)	(0.58)

Net asset value, end of period	$9.41	$9.56	$9.24	$9.36	$10.15	$9.98

Total return*	0.86%	8.79%	4.22%	(1.07%)	8.96%	9.06%

Ratios and supplemental data

Net assets, end of period (thousands)	$129,985	$120,533	$114,159	$137,101	$164,255	$105,673

Ratios to average net assets
Expenses‡	0.57%†	0.45%	0.42%	0.34%	0.46%	0.74%

Net investment income	4.89%†	5.03%	5.08%	4.71%	4.79%	5.22%

Portfolio turnover rate	10%	18%	48%	57%	64%	41%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS B

Net asset value, beginning of period	$9.56	$9.24	$9.36	$10.15	$9.98	$9.70

Income from investment operations

Net investment income	0.20	0.39	0.38	0.37	0.38	0.42

Net realized and unrealized gains or losses on securities	(0.16)	0.32	(0.09)	(0.56)	0.39	0.35

Total from investment operations	0.04	0.71	0.29	(0.19)	0.77	0.77

Less distributions to shareholders from

Net investment income	(0.19)	(0.39)	(0.38)	(0.37)	(0.39)	(0.43)

Net realized gains	0	0	(0.03)	(0.23)	(0.21)	(0.06)

Total distributions to shareholders	(0.19)	(0.39)	(0.41)	(0.60)	(0.60)	(0.49)

Net asset value, end of period	$9.41	$9.56	$9.24	$9.36	$10.15	$9.98

Total return*	0.41%	7.83%	3.28%	(1.97%)	7.97%	8.06%

Ratios and supplemental data

Net assets, end of period (thousands)	$32,590	$39,746	$46,522	$59,783	$66,142	$31,281

Ratios to average net assets
Expenses‡	1.44%†	1.34%	1.33%	1.26%	1.36%	1.66%

Net investment income	4.08%†	4.14%	4.17%	3.79%	3.88%	4.29%

Portfolio turnover rate	10%	18%	48%	57%	64%	41%

* Excluding applicable sales charges. ‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998 (a)

CLASS C

Net asset value, beginning of period	$9.56	$9.24	$9.36	$10.15	$10.06

Income from investment operations

Net investment income	0.21	0.39	0.38	0.37	0.23

Net realized and unrealized gains or losses on securities	(0.17)	0.32	(0.09)	(0.56)	0.09

Total from investment operations	0.04	0.71	0.29	(0.19)	0.32

Less distributions to shareholders from

Net investment income	(0.19)	(0.39)	(0.38)	(0.37)	(0.23)

Net realized gains	0	0	(0.03)	(0.23)	0

Total distributions to shareholders	(0.19)	(0.39)	(0.41)	(0.60)	(0.23)

Net asset value, end of period	$9.41	$9.56	$9.24	$9.36	$10.15

Total return*	0.41%	7.83%	3.28%	(1.97%)	3.25%

Ratios and supplemental data

Net assets, end of period (thousands)	$8,396	$6,839	$6,594	$9,111	$8,963

Ratios to average net assets
Expenses‡	1.44%†	1.34%	1.33%	1.26%	1.29%†

Net investment income	4.08%†	4.14%	4.17%	3.79%	3.86%†

Portfolio turnover rate	10%	18%	48%	57%	64%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS I ††

Net asset value, beginning of period	$9.56	$9.24	$9.36	$10.15	$9.98	$9.70

Income from investment operations

Net investment income	0.24	0.48	0.47	0.47	0.48	0.52

Net realized and unrealized gains or losses on securities	(0.15)	0.32	(0.09)	(0.56)	0.39	0.35

Total from investment operations	0.09	0.80	0.38	(0.09)	0.87	0.87

Less distributions to shareholders from

Net investment income	(0.24)	(0.48)	(0.47)	(0.47)	(0.49)	(0.53)

Net realized gains	0	0	(0.03)	(0.23)	(0.21)	(0.06)

Total distributions to shareholders	(0.24)	(0.48)	(0.50)	(0.70)	(0.70)	(0.59)

Net asset value, end of period	$9.41	$9.56	$9.24	$9.36	$10.15	$9.98

Total return	0.91%	8.90%	4.32%	(0.99%)	9.05%	9.14%

Ratios and supplemental data

Net assets, end of period (thousands)	$293,481	$318,069	$364,159	$407,474	$418,847	$24,850

Ratios to average net assets
Expenses‡	0.44%†	0.34%	0.33%	0.26%	0.33%	0.67%

Net investment income	5.01%†	5.14%	5.17%	4.79%	4.85%	5.27%

Portfolio turnover rate	10%	18%	48%	57%	64%	41%

(a) For the period from January 26, 1998 (commencement of class operations) to August 31, 1998.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Georgia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS A
Net asset value, beginning of period	$10.19	$9.75	$9.78	$10.35	$9.90	$9.57

Income from investment operations

Net investment income	0.23	0.48	0.49	0.49	0.49	0.49

Net realized and unrealized gains or losses on securities	(0.10)	0.44	(0.03)	(0.53)	0.45	0.33

Total from investment operations	0.13	0.92	0.46	(0.04)	0.94	0.82

Less distributions to shareholders from

Net investment income	(0.23)	(0.48)	(0.49)	(0.49)	(0.49)	(0.49)

Net realized gains	0	0	0	(0.04)	0	0

Total distributions to shareholders	(0.23)	(0.48)	(0.49)	(0.53)	(0.49)	(0.49)

Net asset value, end of period	$10.09	$10.19	$9.75	$9.78	$10.35	$9.90

Total return*	1.29%	9.65%	4.92%	(0.50%)	9.67%	8.73%

Ratios and supplemental data

Net assets, end of period (thousands)	$12,387	$10,577	$7,055	$4,358	$3,932	$2,201

Ratios to average net assets
Expenses‡	0.82%†	0.77%	0.67%	0.51%	0.57%	0.94%

Net investment income	4.61%†	4.77%	5.10%	4.76%	4.81%	5.00%

Portfolio turnover rate	5%	26%	41%	34%	50%	32%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS B

Net asset value, beginning of period	$10.19	$9.75	$9.78	$10.35	$9.90	$9.57

Income from investment operations

Net investment income	0.19	0.40	0.42	0.41	0.41	0.41

Net realized and unrealized gains or losses on securities	(0.10)	0.44	(0.03)	(0.53)	0.45	0.33

Total from investment operations	0.09	0.84	0.39	(0.12)	0.86	0.74

Less distributions to shareholders from

Net investment income	(0.19)	(0.40)	(0.42)	(0.41)	(0.41)	(0.41)

Net realized gains	0	0	0	(0.04)	0	0

Total distributions to shareholders	(0.19)	(0.40)	(0.42)	(0.45)	(0.41)	(0.41)

Net asset value, end of period	$10.09	$10.19	$9.75	$9.78	$10.35	$9.90

Total return*	0.91%	8.83%	4.14%	(1.24%)	8.86%	7.93%

Ratios and supplemental data

Net assets, end of period (thousands)	$17,028	$15,845	$12,796	$14,244	$12,559	$10,870

Ratios to average net assets
Expenses‡	1.57%†	1.52%	1.40%	1.26%	1.34%	1.69%

Net investment income	3.85%†	4.03%	4.34%	4.01%	4.06%	4.25%

Portfolio turnover rate	5%	26%	41%	34%	50%	32%

* Excluding applicable sales charges ‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Georgia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS I ††

Net asset value, beginning of period	$10.19	$9.75	$9.78	$10.35	$9.90	$9.57

Income from investment operations

Net investment income	0.24	0.50	0.51	0.51	0.51	0.51

Net realized and unrealized gains or losses on securities	(0.10)	0.44	(0.03)	(0.53)	0.45	0.33

Total from investment operations	0.14	0.94	0.48	(0.02)	0.96	0.84

Less distributions to shareholders from

Net investment income	(0.24)	(0.50)	(0.51)	(0.51)	(0.51)	(0.51)

Net realized gains	0	0	0	(0.04)	0	0

Total distributions to shareholders	(0.24)	(0.50)	(0.51)	(0.55)	(0.51)	(0.51)

Net asset value, end of period	$10.09	$10.19	$9.75	$9.78	$10.35	$9.90

Total return	1.41%	9.92%	5.18%	(0.25%)	9.94%	9.00%

Ratios and supplemental data

Net assets, end of period (thousands)	$65,190	$64,358	$63,689	$71,992	$67,630	$1,180

Ratios to average net assets
Expenses‡	0.57%†	0.52%	0.40%	0.26%	0.24%	0.69%

Net investment income	4.86%†	5.04%	5.34%	5.02%	5.09%	5.25%

Portfolio turnover rate	5%	26%	41%	34%	50%	32%

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001 Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Maryland Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,				Year Ended September 30,
		2001	2000	1999	1998 (a) (b)	1997 (a)	1996 (a)

CLASS A

Net asset value, beginning of period	$11.00	$10.57	$10.58	$11.16	$10.91	$10.56	$10.69

Income from investment operations

Net investment income	0.23	0.48	0.49	0.47	0.36	0.37	0.38

Net realized and unrealized gains or losses on securities	(0.02)	0.44	(0.01)	(0.49)	0.25	0.35	(0.13)

Total from investment operations	0.21	0.92	0.48	(0.02)	0.61	0.72	0.25

Less distributions to shareholders from

Net investment income	(0.23)	(0.49)	(0.49)	(0.47)	(0.36)	(0.37)	(0.38)

Net realized gains	0	0	0	(0.09)	0	0	0

Total distributions to shareholders	(0.23)	(0.49)	(0.49)	(0.56)	(0.36)	(0.37)	(0.38)

Net asset value, end of period	$10.98	$11.00	$10.57	$10.58	$11.16	$10.91	$10.56

Total return*	1.94%	8.91%	4.74%	(0.29%)	5.70%	6.92%	2.36%

Ratios and supplemental data

Net assets, end of period (thousands)	$22,277	$22,771	$21,419	$23,114	$24,754	$27,786	$31,284

Ratios to average net assets
Expenses‡	0.94%†	0.83%	0.81%	0.79%	1.52%†	1.69%	1.43%

Net investment income	4.30%†	4.49%	4.73%	4.27%	3.56%†	3.45%	3.57%

Portfolio turnover rate	7%	6%	45%	40%	37%	13%	138%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998 (c)

CLASS B

Net asset value, beginning of period	$11.00	$10.57	$10.58	$11.16	$10.99

Income from investment operations

Net investment income	0.19	0.40	0.41	0.39	0.16

Net realized and unrealized gains or losses on securities	(0.02)	0.44	(0.01)	(0.49)	0.17

Total from investment operations	0.17	0.84	0.40	(0.10)	0.33

Less distributions to shareholders from

Net investment income	(0.19)	(0.41)	(0.41)	(0.39)	(0.16)

Net realized gains	0	0	0	(0.09)	0

Total distributions to shareholders	(0.19)	(0.41)	(0.41)	(0.48)	(0.16)

Net asset value, end of period	$10.98	$11.00	$10.57	$10.58	$11.16

Total return*	1.56%	8.10%	3.96%	(1.04%)	2.99%

Ratios and supplemental data

Net assets, end of period (thousands)	$7,391	$5,566	$3,489	$3,440	$990

Ratios to average net assets
Expenses‡	1.69%†	1.59%	1.56%	1.55%	1.49%†

Net investment income	3.53%†	3.70%	3.98%	3.49%	3.41%†

Portfolio turnover rate	7%	6%	45%	40%	37%

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, 1998.
(c) For the period from March 27, 1998 (commencement of class operations) to August 31, 1998.
* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Maryland Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999 (a)

CLASS C

Net asset value, beginning of period	$11.00	$10.57	$10.58	$11.11

Income from investment operations

Net investment income	0.20	0.41	0.41	0.26

Net realized and unrealized gains or losses on securities	(0.03)	0.43	(0.01)	(0.53)

Total from investment operations	0.17	0.84	(0.40)	(0.27)

Less distributions to shareholders from

Net investment income	(0.19)	(0.41)	(0.41)	(0.26)

Net asset value, end of period	$10.98	$11.00	$10.57	$10.58

Total return*	1.56%	8.10%	3.96%	(2.48%)

Ratios and supplemental data

Net assets, end of period (thousands)	$2,526	$1,309	$56	$30

Ratios to average net assets
Expenses‡	1.69%†	1.60%	1.56%	1.55%†

Net investment income	3.54%†	3.42%	4.00%	3.51%†

Portfolio turnover rate	7%	6%	45%	40%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,				Year Ended September 30,
		2001	2000	1999	1998 (b) (c)	1997 (c)	1996 (c)

CLASS I ††

Net asset value, beginning of period	$11.00	$10.57	$10.58	$11.16	$10.91	$10.56	$10.69

Income from investment operations

Net investment income	0.24	0.51	0.52	0.50	0.39	0.40	0.41

Net realized and unrealized gains or losses on securities	(0.02)	0.44	(0.01)	(0.49)	0.25	0.35	(0.13)

Total from investment operations	0.22	0.95	0.51	0.01	0.64	0.75	0.28

Less distributions to shareholders from

Net investment income	(0.24)	(0.52)	(0.52)	(0.50)	(0.39)	(0.40)	(0.41)

Net realized gains	0	0	0	(0.09)	0	0	0

Total distributions to shareholders	(0.24)	(0.52)	(0.52)	(0.59)	(0.39)	(0.40)	(0.41)

Net asset value, end of period	$10.98	$11.00	$10.57	$10.58	$11.16	$10.91	$10.56

Total return	2.06%	9.18%	5.00%	(0.04%)	5.94%	7.19%	2.61%

Ratios and supplemental data

Net assets, end of period (thousands)	$29,347	$23,720	$18,565	$13,190	$5,229	$5,683	$8,889

Ratios to average net assets
Expenses‡	0.69%†	0.59%	0.56%	0.55%	1.25%†	1.44%	1.18%

Net investment income	4.52%†	4.74%	4.99%	4.55%	3.83%†	3.70%	3.82%

Portfolio turnover rate	7%	6%	45%	40%	37%	13%	138%

(a) For the period from December 23, 1998 (commencement of class operations) to August 31, 1999.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the period prior to February 28, 1998 have been carried forward in these financial highlights.
* Excluding applicable sales charges.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
North Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS A

Net asset value, beginning of period	$10.36	$10.00	$10.19	$10.84	$10.37	$9.98

Income from investment operations

Net investment income	0.25	0.50	0.50	0.50	0.51	0.49

Net realized and unrealized gains or losses on securites	(0.10)	0.36	(0.13)	(0.59)	0.47	0.40

Total from investment operations	0.15	0.86	0.37	(0.09)	0.98	0.89

Less distributions to shareholders from

Net investment income	(0.25)	(0.50)	(0.50)	(0.50)	(0.51)	(0.50)

Net realized gains	0	0	(0.06)	(0.06)	0	0

Total distributions to shareholders	(0.25)	(0.50)	(0.56)	(0.56)	(0.51)	(0.50)

Net asset value, end of period	$10.26	$10.36	$10.00	$10.19	$10.84	$10.37

Total return*	1.45%	8.85%	3.87%	(0.92%)	9.66%	9.11%

Ratios and supplemental data

Net assets, end of period (thousands)	$44,630	$35,930	$22,859	$17,990	$15,768	$8,115

Ratios to average net assets
Expenses‡	0.66%†	0.60%	0.56%	0.49%	0.56%	1.11%

Net investment income	4.89%†	4.96%	5.05%	4.72%	4.81%	4.77%

Portfolio turnover rate	4%	10%	25%	41%	53%	50%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS B

Net asset value, beginning of period	$10.36	$10.00	$10.19	$10.84	$10.37	$9.98

Income from investment operations

Net investment income	0.21	0.42	0.42	0.42	0.43	0.41

Net realized and unrealized gains or losses on securites	(0.10)	0.36	(0.12)	(0.59)	0.47	0.40

Total from investment operations	0.11	0.78	0.30	(0.17)	0.90	0.81

Less distributions to shareholders from

Net investment income	(0.21)	(0.42)	(0.43)	(0.42)	(0.43)	(0.42)

Net realized gains	0	0	(0.06)	(0.06)	0	0

Total distributions to shareholders	(0.21)	(0.42)	(0.49)	(0.48)	(0.43)	(0.42)

Net asset value, end of period	$10.26	$10.36	$10.00	$10.19	$10.84	$10.37

Total return*	1.08%	8.05%	3.10%	(1.66%)	8.85%	8.30%

Ratios and supplemental data

Net assets, end of period (thousands)	$23,005	$24,542	$35,847	$46,042	$49,320	$48,198

Ratios to average net assets
Expenses‡	1.41%†	1.34%	1.31%	1.23%	1.33%	1.86%

Net investment income	4.14%†	4.21%	4.29%	3.96%	4.07%	4.02%

Portfolio turnover rate	4%	10%	25%	41%	53%	50%

* Excluding applicable sales charges. ‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
North Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS I ††

Net asset value, beginning of period	$10.36	$10.00	$10.19	$10.84	$10.37	$9.98

Income from investment operations

Net investment income	0.26	0.52	0.52	0.52	0.54	0.51

Net realized and unrealized gains or losses on securities	(0.10)	0.36	(0.12)	(0.58)	0.47	0.41

Total from investment operations	0.16	0.88	0.40	(0.06)	1.01	0.92

Less distributions to shareholders from

Net investment income	(0.26)	(0.52)	(0.53)	(0.53)	(0.54)	(0.53)

Net realized gains	0	0	(0.06)	(0.06)	0	0

Total distributions to shareholders	(0.26)	(0.52)	(0.59)	(0.59)	(0.54)	(0.53)

Net asset value, end of period	$10.26	$10.36	$10.00	$10.19	$10.84	$10.37

Total return	1.58%	9.12%	4.14%	(0.68%)	9.93%	9.39%

Ratios and supplemental data

Net assets, end of period (thousands)	$188,968	$202,991	$217,202	$247,475	$256,231	$4,042

Ratios to average net assets
Expenses‡	0.41%†	0.35%	0.31%	0.23%	0.20%	0.86%

Net investment income	5.14%†	5.21%	5.29%	4.96%	5.04%	5.02%

Portfolio turnover rate	4%	10%	25%	41%	53%	50%

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
South Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS A

Net asset value, beginning of period	$10.25	$9.79	$9.84	$10.44	$10.08	$9.69

Income from investment operations

Net investment income	0.22	0.45	0.46	0.46	0.46	0.48

Net realized and unrealized gains or losses on securities	(0.07)	0.46	0.02	(0.50)	0.39	0.40

Total from investment operations	0.15	0.91	0.48	(0.04)	0.85	0.88

Less distributions to shareholders from

Net investment income	(0.22)	(0.45)	(0.46)	(0.46)	(0.46)	(0.48)

Net realized gains	0	0	(0.07)	(0.10)	(0.03)	(0.01)

Total distributions to shareholders	(0.22)	(0.45)	(0.53)	(0.56)	(0.49)	(0.49)

Net asset value, end of period	$10.18	$10.25	$9.79	$9.84	$10.44	$10.08

Total return*	1.50%	9.54%	5.16%	(0.56%)	8.60%	9.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$4,489	$3,638	$1,937	$2,324	$1,744	$1,025

Ratios to average net assets
Expenses‡	0.90%†	0.89%	0.79%	0.70%	0.77%	0.98%

Net investment income	4.44%†	4.50%	4.81%	4.43%	4.56%	4.87%

Portfolio turnover rate	6%	17%	55%	35%	31%	62%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS B

Net asset value, beginning of period	$10.25	$9.79	$9.84	$10.44	$10.08	$9.69

Income from investment operations

Net investment income	0.18	0.38	0.39	0.38	0.38	0.41

Net realized and unrealized gains or losses on securities	(0.07)	0.46	0.02	(0.50)	0.39	0.40

Total from investment operations	0.11	0.84	0.41	(0.12)	0.77	0.81

Less distributions to shareholders from

Net investment income	(0.18)	(0.38)	(0.39)	(0.38)	(0.38)	(0.41)

Net realized gains	0	0	(0.07)	(0.10)	(0.03)	(0.01)

Total distributions to shareholders	(0.18)	(0.38)	(0.46)	(0.48)	(0.41)	(0.42)

Net asset value, end of period	$10.18	$10.25	$9.79	$9.84	$10.44	$10.08

Total return*	1.12%	8.73%	4.38%	(1.30%)	7.79%	8.52%

Ratios and supplemental data

Net assets, end of period (thousands)	$5,917	$4,920	$4,627	$5,393	$4,542	$4,734

Ratios to average net assets
Expenses‡	1.65%†	1.64%	1.53%	1.45%	1.53%	1.73%

Net investment income	3.67%†	3.77%	4.04%	3.68%	3.76%	4.13%

Portfolio turnover rate	6%	17%	55%	35%	31%	62%

* Excluding applicable sales charges. ‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
South Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS I ††

Net asset value, beginning of period	$10.25	$9.79	$9.84	$10.44	$10.08	$9.69

Income from investment operations

Net investment income	0.23	0.48	0.49	0.48	0.48	0.51

Net realized and unrealized gains or losses on securities	(0.07)	0.46	0.02	(0.50)	0.40	0.40

Total from investment operations	0.16	0.94	0.51	(0.02)	0.88	0.91

Less distributions to shareholders from

Net investment income	(0.23)	(0.48)	(0.49)	(0.48)	(0.49)	(0.51)

Net realized gains	0	0	(0.07)	(0.10)	(0.03)	(0.01)

Total distributions to shareholders	(0.23)	(0.48)	(0.56)	(0.58)	(0.52)	(0.52)

Net asset value, end of period	$10.18	$10.25	$9.79	$9.84	$10.44	$10.08

Total return	1.62%	9.82%	5.42%	(0.31%)	8.87%	9.60%

Ratios and supplemental data

Net assets, end of period (thousands)	$47,816	$50,292	$54,231	$61,314	$66,303	$7,012

Ratios to average net assets
Expenses‡	0.65%†	0.64%	0.54%	0.45%	0.46%	0.73%

Net investment income	4.68%†	4.77%	5.04%	4.69%	4.71%	5.12%

Portfolio turnover rate	6%	17%	55%	35%	31%	62%

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Virginia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS A

Net asset value, beginning of period	$10.36	$9.95	$9.93	$10.46	$10.05	$9.68

Income from investment operations

Net investment income	0.22	0.46	0.47	0.49	0.48	0.50

Net realized and unrealized gains or losses on securities	(0.01)	0.41	0.05	(0.45)	0.42	0.37

Total from investment operations	0.21	0.87	0.52	0.04	0.90	0.87

Less distributions to shareholders from

Net investment income	(0.23)	(0.46)	(0.48)	(0.49)	(0.49)	(0.50)

Net realized gains	0	0	(0.02)	(0.08)	0	0

Total distributions to shareholders	(0.23)	(0.46)	(0.50)	(0.57)	(0.49)	(0.50)

Net asset value, end of period	$10.34	$10.36	$9.95	$9.93	$10.46	$10.05

Total return*	2.01%	9.00%	5.42%	0.23%	9.12%	9.05%

Ratios and supplemental data

Net assets, end of period (thousands)	$62,043	$55,863	$45,759	$50,341	$54,298	$2,934

Ratios to average net assets
Expenses‡	0.90%†	0.85%	0.74%	0.51%	0.50%	1.03%

Net investment income	4.45%†	4.59%	4.87%	4.70%	4.71%	4.95%

Portfolio turnover rate	66%	20%	52%	31%	46%	72%

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999	1998	1997

CLASS B

Net asset value, beginning of period	$10.36	$9.95	$9.93	$10.46	$10.05	$9.68

Income from investment operations

Net investment income	0.19	0.39	0.40	0.41	0.41	0.41

Net realized and unrealized gains or losses on securities	(0.02)	0.41	0.04	(0.45)	0.41	0.37

Total from investment operations	0.17	0.80	0.44	(0.04)	0.82	0.78

Less distributions to shareholders from

Net investment income	(0.19)	(0.39)	(0.40)	(0.41)	(0.41)	(0.41)

Net realized gains	0	0	(0.02)	(0.08)	0	0

Total distributions to shareholders	(0.19)	(0.39)	(0.42)	(0.49)	(0.41)	(0.41)

Net asset value, end of period	$10.34	$10.36	$9.95	$9.93	$10.46	$10.05

Total return*	1.63%	8.19%	4.63%	(0.52%)	8.31%	8.24%

Ratios and supplemental data

Net assets, end of period (thousands)	$19,811	$17,938	$15,119	$15,403	$8,935	$6,695

Ratios to average net assets
Expenses‡	1.65%†	1.60%	1.49%	1.26%	1.35%	1.79%

Net investment income	3.70%†	3.83%	4.11%	3.93%	3.99%	4.21%

Portfolio turnover rate	66%	20%	52%	31%	46%	72%

* Excluding applicable sales charges. ‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Virginia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31,
		2001	2000	1999 #	1998	1997

CLASS I ††

Net asset value, beginning of period	$10.36	$9.95	$9.93	$10.46	$10.05	$9.68

Income from investment operations

Net investment income	0.24	0.49	0.50	0.51	0.51	0.51

Net realized and unrealized gains or losses on securities	(0.02)	0.41	0.04	(0.45)	0.41	0.37

Total from investment operations	0.22	0.90	0.54	0.06	0.92	0.88

Less distributions to shareholders from

Net investment income	(0.24)	(0.49)	(0.50)	(0.51)	(0.51)	(0.51)

Net realized gains	0	0	(0.02)	(0.08)	0	0

Total distributions to shareholders	(0.24)	(0.49)	(0.52)	(0.59)	(0.51)	(0.51)

Net asset value, end of period	$10.34	$10.36	$9.95	$9.93	$10.46	$10.05

Total return	2.14%	9.28%	5.68%	0.48%	9.39%	9.32%

Ratios and supplemental data

Net assets, end of period (thousands)	$97,389	$100,114	$108,222	$115,720	$105,931	$6,195

Ratios to average net assets
Expenses‡	0.65%†	0.61%	0.49%	0.26%	0.25%	0.79%

Net investment income	4.70%†	4.84%	5.12%	4.95%	4.98%	5.27%

Portfolio turnover rate	66%	20%	52%	31%	46%	72%

# Net investment income per share is based on average shares outstanding during the period.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
† Annualized.
†† Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.0%
AIRLINES - 0.9%
Miami Dade Cnty., FL IDA RB, Spl. Facs. United Air Lines, Inc. Proj., 6.05%, 03/01/2035	Baa3	$8,000,000	$4,000,000
COMMUNITY DEVELOPMENT DISTRICT - 20.8%
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	NR	363,000	364,434
6.30%, 05/01/2019	NR	465,000	471,106
7.60%, 05/01/2018	NR	690,000	733,042
Bayside, FL CDD Capital Impt. RB:
Ser. A, 5.95%, 05/01/2008	NR	1,259,000	1,258,232
Ser. B, 6.05%, 05/01/2008	NR	815,000	814,503
Ser. B, 6.375%, 05/01/2018	NR	1,625,000	1,644,922
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	NR	1,480,000	1,503,014
Ser. A, 7.50%, 05/01/2019	NR	2,348,000	2,450,537
Ser. B, 6.00%, 05/01/2006	NR	1,185,000	1,185,308
Ser. B, 6.75%, 05/01/2004	NR	2,400,000	2,419,416
Championsgate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	NR	2,840,000	2,627,994
Ser. B, 5.70%, 05/01/2005	NR	2,820,000	2,757,481
Covington Park, FL CDD RB, 7.00%, 05/01/2031	NR	4,000,000	4,103,960
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	NR	1,340,000	1,412,239
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	2,500,000	2,542,500
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs.,
Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	NR	5,000,000	4,993,300
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	NR	3,620,000	3,686,282
Heritage Isles, FL CDD Spl. Assmt. RB:
Ser. A, 5.75%, 05/01/2005	NR	1,635,000	1,627,365
Ser. B, 6.00%, 05/01/2020	NR	2,500,000	2,416,625
Heritage Oak Park, FL CDD Spl. Assmt. RB:
Ser. A, 6.50%, 05/01/2020	NR	2,870,000	2,895,945
Ser. B, 6.00%, 05/01/2005	NR	3,725,000	3,720,381
Heritage Pines, FL CDD Capital Impt. RB:
Ser. A, 6.10%, 05/01/2020	NR	2,650,000	2,554,017
Ser. B, 5.50%, 05/01/2005	NR	4,765,000	4,704,723
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit GO, Subser. B, 8.25%, ;05/01/2011	NR	2,500,000	2,800,275
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	NR	3,200,000	3,281,536
Journeys End CDD Spl. Assmt. RB, 7.00%, 05/01/2031	NR	2,300,000	2,381,466
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	NR	2,215,000	2,340,878
Lakeside Plantation, FL CDD RB:
Ser. B, 6.625%, 05/01/2006	NR	1,305,000	1,322,108
Ser. B, 6.95%, 05/01/2031	NR	2,360,000	2,415,413
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	NR	990,000	967,814
Meadow Point II, FL CDD, Capital Impt. RB, 7.75%, 05/01/2018	NR	1,150,000	1,194,609
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	NR	2,970,000	3,093,433
Northwood, FL CDD RB, 7.60%, 05/01/2017	NR	1,345,000	1,397,267
Overoaks, FL CDD Capital Impt. RB, 8.25%, 05/01/2017	NR	525,000	575,783
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	NR	5,000,000	5,201,550
Quantum, FL CDD Spl. Assmt. RB, 7.75%, 03/01/2014	NR	1,290,000	1,331,409
Remington, FL CDD RB, 6.95%, 05/01/2009	NR	2,020,000	2,035,574
River Ridge, FL CDD RB, 5.75%, 05/01/2008	NR	1,100,000	1,088,659

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
COMMUNITY DEVELOPMENT DISTRICT - continued
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	NR	$1,350,000	$1,434,767
7.50%, 05/01/2017	NR	1,580,000	1,641,462
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	NR	3,220,000	3,264,114
90,655,443
CONTINUING CARE RETIREMENT COMMUNITY - 15.7%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.50%, 11/15/2012	NR	1,875,000	2,155,969
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea Trace, Inc.:
6.00%, 01/01/2015	NR	2,905,000	2,813,870
6.10%, 01/01/2019	NR	2,250,000	2,112,525
Fleming Island Plantation, FL CDD Spl. Assmt. RB, Ser. A, 6.30%, 02/01/2005	NR	1,625,000	1,642,566
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	NR	3,360,000	3,195,293
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	NR	1,100,000	1,134,991
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Sr. Ser. A, 6.70%, 07/01/2021	NR	1,590,000	1,431,175
Homestead, FL IDA RB, Community Rehabilitation Providers Program, Ser. A, 7.95%, 11/01/2018	NR	3,115,000	3,185,773
Jacksonville, FL Hlth. Facs. Auth. IDRB, Natl. Benevolent Assn., 8.00%, 12/01/2015	Baa1	500,000	533,975
Jacksonville, FL Hlth. Facs. Auth. RB, Cypress Vlg. Proj., 7.00%, 12/01/2014	Baa1	1,250,000	1,280,862
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A, 6.25%, 10/01/2017	NR	3,290,000	3,019,891
Ser. A, 6.375%, 10/01/2025	NR	6,575,000	5,942,485
Ser. B, 5.875%, 10/01/2027	NR	1,155,000	1,161,364
Shell Point Vlg. Proj.:
Ser. A, 5.50%, 11/15/2029	BBB-	2,200,000	1,944,118
Ser. A, 5.75%, 11/15/2011	BBB-	1,015,000	1,027,708
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	NR	530,000	549,589
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran Tower:
8.40%, 07/01/2014	NR	395,000	423,973
8.75%, 07/01/2026	NR	370,000	397,843
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	BBB	2,750,000	2,758,388
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	BBB	920,000	936,026
Waterford Proj.:
5.20%, 10/01/2006	BBB	965,000	979,070
5.30%, 10/01/2007	BBB	990,000	1,002,602
5.50%, 10/01/2015	BBB	6,500,000	6,323,915
Palm Beach Cnty., FL IDA RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Bank Plc)	A+	1,500,000	1,624,140
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home:
7.25%, 10/01/2002	NR	200,000	198,732
8.00%, 10/01/2008	NR	1,100,000	1,056,968
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	NR	1,000,000	956,210

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
CONTINUING CARE RETIREMENT COMMUNITY - continued
St. John’s Cnty., FL IDA RB:$
Bayview Proj., Ser. A, 7.10%, 10/01/2026	NR	$2,500,000	$2,198,975
Glenmoor St. John’s Proj.:
Ser. A, 8.00%, 01/01/2020	NR	5,000,000	5,171,050
Ser. A, 8.00%, 01/01/2023	NR	6,000,000	6,121,680
Vicars Landing Proj., Ser. A, 6.75%, 02/15/2012	BBB-	2,510,000	2,591,951
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	NR	2,000,000	2,408,520
68,282,197
EDUCATION - 4.9%
Hillsborough Cnty., FL Sch. Board COP, 5.60%, 07/01/2005	AAA	3,700,000	4,057,568
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	AA	3,685,000	3,867,960
Clearwater Christian College, 8.00%, 02/01/2011	NR	2,760,000	3,193,458
Eckerd College, 7.75%, 07/01/2014	NR	650,000	665,158
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
Ser. A, 5.75%, 10/15/2029	Baa2	3,180,000	3,218,574
Ser. A, 6.125%, 10/15/2016	Baa2	1,025,000	1,089,698
Ser. A, 6.125%, 10/15/2026	Baa2	5,000,000	5,205,050
21,297,466
GENERAL OBLIGATION - LOCAL - 1.0%
Marshall Creek, FL CDD Spl. Assmt. GO:
Ser. A, 7.65%, 05/01/2032	NR	2,000,000	2,082,520
Ser. B, 6.75%, 05/01/2007	NR	2,000,000	2,041,640
4,124,160
HOSPITAL - 7.8%
Cape Canaveral, FL Hosp. Dist. RB, 5.25%, 01/01/2028	A+	1,000,000	961,660
Cmnwlth. of Puerto Rico Indl. Tourist, Edl., Med. & Env. Ctl. Facs. RB, Mennonite General Hosp. Proj., Ser. A, 6.50%, 07/01/2012	BBB-	955,000	938,020
Escambia Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp., Inc., Ser. B, 6.00%, 10/01/2014	BBB+	2,550,000	2,569,431
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	NR	3,915,000	3,709,580
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr. Proj.:
Ser. A, 5.60%, 07/01/2008	A	5,000,000	5,359,400
Ser. A, 5.625%, 07/01/2013	A	1,515,000	1,548,375
Ser. A, 6.125%, 07/01/2018	A	3,110,000	3,212,008
Orange Cnty., FL Hlth. Facs. Auth. RB, Lakeside Apts., Inc., 6.50%, 07/01/2013	BBB	1,040,000	1,082,234
South Broward, FL Hosp. Dist. RB, 5.60%, 05/01/2027	A+	9,000,000	9,027,360
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A, 7.00%, 10/01/2012	NR	1,125,000	1,072,463
Tampa, FL Hosp. RB, 5.75%, 07/01/2019	A	1,500,000	1,518,240
West Orange Healthcare Dist. of FL RB, Ser. A, 5.80%, 02/01/2031	A-	3,000,000	3,003,870
34,002,641
HOUSING - 22.0%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 07/01/2016	A+	750,000	787,980
Brevard Cnty., FL Hsg. Fin. Auth. RB:
Ser. C, 5.00%, 09/01/2015	Aaa	2,000,000	2,015,860
Refunding, Ser. B, 6.50%, 09/01/2022	Aaa	2,000,000	2,186,600
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	A+	4,820,000	4,914,713
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	Aaa	3,035,000	3,076,215

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
HOUSING - continued
Florida HFA RB:
St. Cloud Vlg. Proj.:
8.00%, 02/01/2030	NR	$1,395,000	$1,384,091
Ser. D, 5.95%, 02/01/2030	AAA	4,905,000	5,068,631
Sunset Place, Ser. K-3, 6.50%, 10/01/2029	BBB	1,185,000	1,148,040
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	BBB-	1,500,000	1,516,095
Florida Hsg. Fin. Corp. RB:
Housing Westlake Apts:
Series D-1, 5.20%, 09/01/2026	AAA	1,530,000	1,511,196
Series D-1, 5.30%, 09/01/2031	AAA	2,895,000	2,882,146
Hsg. Hunters Run Apts., Ser. M, 5.40%, 08/15/2029	Aaa	3,000,000	3,022,920
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%, 07/01/2040	NR	4,000,000	4,045,520
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A, 4.20%, 09/01/2022	Aaa	1,120,000	1,122,240
Ser. A, 4.20%, 09/01/2033	Aaa	2,360,000	2,364,107
Ser. A, 7.20%, 03/01/2027	Aaa	1,685,000	1,832,151
Ser. A, Sub. Ser. 2, 6.85%, 03/01/2029	Aaa	2,640,000	2,883,962
Ser. A, Sub. Ser. 2, 7.45%, 09/01/2027	AAA	1,400,000	1,557,542
Ser. A, Sub. Ser. 2, 7.50%, 09/01/2027	AAA	3,290,000	3,705,922
Leon Cnty., FL Edl. Facs. Auth. RB, Student Hsg., Ser. A, 8.25%, 05/01/2014, (Insd. by GNMA)	NR	2,435,000	2,552,391
Manatee Cnty., FL HFA MHRB, 7.45%, 05/01/2027	Aaa	1,940,000	2,119,450
Manatee Cnty., FL HFA SFHRB, Sub. Ser. 4, 6.875%, 11/01/2026	Aaa	2,635,000	2,924,666
Orange Cnty., FL HFA MHRB:
Brentwood Park Apts., Ser. G, 6.40%, 07/01/2032 (pp)	NR	9,990,000	9,381,409
Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	NR	2,845,000	2,702,921
Palm West Apts. Proj., Ser. B, 6.50%, 03/01/2034	NR	2,900,000	2,677,744
Palms at Brentwood, Ser. K, 6.50%, 12/01/2034	NR	14,865,000	13,734,517
Orange Cnty., FL HFA SFHRB, Ser. B, 6.85%, 10/01/2027, (Insd. by GNMA & FNMA)	AAA	2,300,000	2,408,744
Palm Beach Cnty., FL HFA SFHRB:
Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	Aaa	1,230,000	1,300,085
Daughters of Charity, Ser. A, 7.60%, 03/01/2023, (Insd. by GNMA)	Aaa	2,150,000	2,193,645
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Program, 5.35%, 09/01/2024 (p)	Aaa	1,000,000	1,006,160
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. B-1, 6.00%, 09/01/2021	Aaa	1,715,000	1,798,212
Ser. B-1, 6.10%, 09/01/2026	Aaa	965,000	1,014,977
Polk Cnty., FL HFA SFHRB, 7.00%, 09/01/2015	Aaa	45,000	45,021
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.:
Ser. C, 7.00%, 07/01/2012, (Insd. by FNMA)	Aaa	880,000	901,463
Ser. C, 7.00%, 07/01/2024, (Insd. by FNMA)	Aaa	2,000,000	2,048,840
95,836,176
INDUSTRIAL DEVELOPMENT REVENUE - 10.7%
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	NR	3,000,000	2,952,390
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
6.40%, 09/01/2030	Baa2	4,200,000	4,278,078
6.90%, 08/01/2022	BBB	5,125,000	5,390,936
Hernando Cnty., FL IDA RB, Crushed Stone Co., 8.50%, 12/01/2014	NR	3,610,000	3,809,958
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.:
6.75%, 07/01/2029	NR	8,410,000	7,199,465
Ser. A, 6.50%, 07/01/2029	NR	3,000,000	2,598,000

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
INDUSTRIAL DEVELOPMENT REVENUE - continued
Lake Cnty., FL Resource Recovery IDRRB, NRG Recovery Group, Inc., Ser. 1993-A, 5.85%, 10/01/2009	BBB+	$3,200,000	$3,073,152
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A, 7.50%, 09/01/2015	NR	4,555,000	4,551,903
Mississippi Business Fin. Corp. RB, 5.80%, 03/01/2022	B	10,750,000	4,087,472
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Ser. A, 7.00%, 05/01/2019	NR	300,000	313,842
Heron Bay Proj., 7.00%, 05/01/2019	NR	1,857,000	1,942,682
Parkland Isles Proj., Ser. B, 6.25%, 05/01/2005	NR	410,000	411,824
Wtr. Mgmt., Ser. A, 8.20%, 05/01/2024	NR	1,222,000	1,367,577
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	NR	2,605,000	2,548,628
St. Johns Cnty., FL IDRRB, Vicars Landing Proj., Ser. B, 5.125%, 02/15/2017	BBB-	2,000,000	1,970,740
46,496,647
MISCELLANEOUS REVENUE - 1.7%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention:
Ser. B, 6.25%, 12/01/2016	BBB	1,000,000	1,073,800
Ser. B, 6.35%, 12/01/2022	BBB	500,000	531,530
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange Proj.:
Ser. A, 5.50%, 05/01/2010	NR	1,000,000	1,004,490
Ser. A, 5.80%, 05/01/2026	NR	5,000,000	4,885,250
7,495,070
PORT AUTHORITY - 1.0%
Jacksonville, FL Port Auth., 5.70%, 11/01/2030	Aaa	4,375,000	4,537,881
PUBLIC FACILITIES - 4.5%
Heritage Harbor, FL RB, 7.75%, 05/01/2019	NR	2,857,000	2,887,113
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A, 7.10%, 10/01/2023	NR	4,000,000	3,797,120
Puerto Rico Pub. Fin. Corp. RB, Comnwlth. Appropriation, Ser. E, 5.75%, 08/01/2030	A-	3,500,000	3,628,625
Stoneybrook, FL CDD Golf Course RB, 7.00%, 10/01/2022	NR	9,630,000	9,244,703
19,557,561
RESOURCE RECOVERY - 0.4%
Pennsylvania Econ. Dev. Fin. Auth. Resource Recovery RB, Colver Proj.:
Ser. D, 7.05%, 12/01/2010	BBB-	750,000	790,425
Ser. D, 7.125%, 12/01/2015	BBB-	1,000,000	1,050,550
1,840,975
SOLID WASTE - 1.5%
Braxton Cnty., WV Solid Wst. Disposal RRB, Weyerhaeuser Co. Proj., 3.60%, 03/06/2002	BBB	6,500,000	6,500,000
SPECIAL TAX - 0.3%
Brevard Cnty., FL Tourist Dev. Tax RB, Marlin Spring, 6.875%, 03/01/2013	NR	1,000,000	1,070,600
TRANSPORTATION - 0.4%
Nevada Dept. Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	NR	2,000,000	1,938,240
UTILITY - 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	NR	1,525,000	1,563,796
7.375%, 10/01/2019	NR	1,080,000	1,134,400
2,698,196

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
WATER & SEWER - 4.8%
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	NR	$2,500,000	$2,686,525
Wtr Ctl. & Impt. Unit Dev. No. 43, 6.125%, 08/01/2031	NR	1,420,000	1,389,428
Wtr Ctl. & Impt. Unit Dev. No. 44-A, 6.60%, 08/01/2031	NR	1,315,000	1,350,794
Wtr Ctl. & Impt. Unit Dev. No. 5-B, 6.00%, 08/01/2025	NR	2,015,000	2,025,458
Wtr Ctl. & Impt. Unit Dev. No. 9-B:
5.90%, 08/01/2019	NR	1,000,000	1,004,820
6.00%, 08/01/2029	NR	2,600,000	2,604,966
Northern Palm Beach Cnty., FL Wtr. Ctl. Dist., Spl. Assmt. RB, Unit Dev. No. 3A - Phase One, 7.00%, 08/01/2015	NR	500,000	517,350
Polk Cnty., FL IDA RB, Tampa Elec. Co. Proj., 5.85%, 12/01/2030	A1	2,000,000	2,059,680
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	NR	1,830,000	1,911,746
St. Lucie West Svcs. Dist., FL Util. RB, 7.00%, 10/01/2010	NR	5,135,000	5,316,933
20,867,700
Total Investments - (cost $434,627,539) - 99.0%			431,200,953
Other Assets and Liabilities - 1.0%			4,234,328
Net Assets - 100.0%			$435,435,281

See Combined Notes to Schedules of Investments.

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 96.9%
AIRLINES - 0.7%
Miami Dade Cnty., FL IDA RB, Spl. Facs. United Air Lines, Inc. Proj., 6.05%, 03/01/2035	Baa3	$6,755,000	$3,377,500
AIRPORT - 3.5%
Florida Port Fin. Commission RB:
5.50%, 10/01/2011, (Insd. by FGIC)	AAA	3,570,000	3,829,896
5.50%, 10/01/2012, (Insd. by FGIC)	AAA	3,455,000	3,683,514
Hillsborough Cnty., FL Aviation RRB, Tampa Intl. Arpt., Ser. A, 5.50%, 10/01/2008	AAA	6,470,000	6,936,940
Volusia Cnty., FL Arpt. Sys. RRB, Daytona Beach Intl. Arpt.:
6.45%, 10/01/2002	AAA	750,000	770,505
6.55%, 10/01/2003	AAA	790,000	842,219
16,063,074
COMMUNITY DEVELOPMENT DISTRICT - 1.1%
Grand Haven, FL CDD, Spl. Assmt. RB, Ser. A, 6.30%, 05/01/2002	NR	5,040,000	5,042,520
CONTINUING CARE RETIREMENT COMMUNITY - 3.8%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.375%, 11/15/2004	NR	400,000	433,088
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj., 7.00%, 12/01/2019	A-	500,000	523,480
Connecticut Dev. Mtge. Auth. RRB, Church Homes, Inc. Proj., 5.80%, 04/01/2021	BBB	800,000	726,216
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea Trace, Inc.:
6.00%, 01/01/2015	NR	2,560,000	2,479,693
6.10%, 01/01/2019	NR	1,310,000	1,229,959
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Sr. Ser. A, 6.70%, 07/01/2021	NR	5,000,000	4,500,550
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.25%, 11/15/2004	BBB-	1,150,000	1,178,313
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Waterford Proj., 5.50%, 10/01/2015	BBB	2,750,000	2,675,502
Palm Beach Cnty., FL IDA RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Bank Plc)	A+	2,000,000	2,165,520
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	NR	1,800,000	1,721,178
17,633,499
EDUCATION - 6.0%
Broward Cnty., FL Edl. Facs. Auth. RB:
6.25%, 04/01/2013	AA	2,955,000	3,334,954
6.25%, 04/01/2015	AA	2,290,000	2,554,678
Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas Univ.:
6.00%, 01/01/2010, (LOC: SunTrust Bank)	AA-	2,000,000	2,165,260
6.00%, 01/01/2014, (LOC: SunTrust Bank)	AA-	2,000,000	2,143,000
Miami Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A, 5.75%, 04/01/2012, (Insd. by AMBAC)	AAA	2,950,000	3,290,489
Miami Dade Cnty., FL Sch. Board COP, Ser. A, 5.875%, 10/01/2016, (Insd. by FSA)	AAA	3,190,000	3,495,059
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	AA	2,530,000	2,817,636
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
Ser. A, 6.125%, 10/15/2016	Baa2	3,500,000	3,720,920
Ser. A, 6.125%, 10/15/2026	Baa2	4,100,000	4,268,141
27,790,137

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
ELECTRIC REVENUE - 4.1%
Gainesville, FL Util. Sys. RB:
Ser. B, 6.50%, 10/01/2013	AA	$ 4,800,000	$5,760,672
Ser. B, 7.50%, 10/01/2008	AA	3,000,000	3,667,590
Ser. B, 7.50%, 10/01/2009	AA	3,000,000	3,706,530
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First Lien, 6.05%, 10/01/2010, (Insd. by FSA)	AAA	5,000,000	5,752,200
18,886,992
ESCROW - 4.3%
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. 3, 5.30%, 10/01/2006	AAA	5,225,000	5,734,385
Ser. 3, 5.50%, 10/01/2008	AAA	5,785,000	6,439,052
Ser. 3, 5.70%, 10/01/2011	AAA	2,000,000	2,270,260
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	AAA	5,000,000	5,455,250
19,898,947
GENERAL OBLIGATION - LOCAL - 3.8%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	AAA	4,000,000	5,307,200
Broward Cnty., FL Sch. Dist. GO, 5.40%, 02/15/2005	AA-	3,000,000	3,133,230
Duval Cnty., FL Sch. Dist. GO, 5.90%, 08/01/2002, (Insd. by AMBAC)	AAA	3,000,000	3,056,190
Flagler Cnty., FL Sch. Dist. GO, 5.85%, 09/01/2002	AAA	775,000	792,166
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	AAA	1,880,000	2,214,828
Seminole Cnty., FL GO, 6.00%, 08/01/2003, (Insd. by MBIA)	AAA	3,000,000	3,116,400
17,620,014
HOSPITAL - 21.7%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	AAA	4,000,000	4,652,800
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	Aa3	4,660,000	4,964,438
5.50%, 08/15/2014	Aa3	3,730,000	3,950,778
Escambia Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp., Inc., Ser. B, 6.00%, 10/01/2014	BBB+	2,950,000	2,972,479
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB, 4.60%, 04/01/2008	A	1,080,000	1,096,006
Hillsborough Cnty., FL Hosp. Auth. RB, 6.375%, 10/01/2013	AAA	3,440,000	3,591,807
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group:
Ser. C, 5.75%, 08/15/2012	Aa2	4,300,000	4,837,070
Ser. C, 5.75%, 08/15/2013	Aa2	4,550,000	5,118,295
Ser. C, 5.75%, 08/15/2014	Aa2	2,810,000	3,160,969
Ser. C, 5.75%, 08/15/2015	Aa2	2,090,000	2,351,041
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.75%, 11/15/2014	BBB-	1,535,000	1,518,499
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr. Proj.:
Ser. A, 6.125%, 07/01/2018	A	3,000,000	3,098,400
Ser. B, 5.70%, 07/01/2018	A	4,890,000	4,955,379
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr. Proj., Ser. A, 6.125%, 07/01/2012	A	5,000,000	5,180,550
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016, (LOC: SunTrust Bank)	Aa3	1,000,000	1,060,540
Orange Cnty., FL Hlth. Facs. Auth. RB:
Lakeside Apts., Inc., 6.50%, 07/01/2013	BBB	3,000,000	3,121,830
Orlando Regl. Healthcare Sys., Ser. 99-D, 5.75%, 10/01/2012, (Insd. by MBIA)	AAA	8,010,000	8,846,004

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
HOSPITAL -continued
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
9.50%, 08/01/2013	AAA	$2,520,000	$3,299,083
Abbey DelRay So. Proj.:
4.80%, 10/01/2002	BBB	805,000	810,764
5.00%, 10/01/2003	BBB	775,000	789,469
5.00%, 10/01/2004	BBB	850,000	869,754
5.10%, 10/01/2005	BBB	930,000	946,201
5.20%, 10/01/2006	BBB	975,000	989,215
5.30%, 10/01/2007	BBB	1,000,000	1,012,730
Good Samaritan Hlth. Sys.:
6.20%, 10/01/2011	Aaa	3,695,000	3,965,844
6.30%, 10/01/2022	Aaa	6,000,000	6,449,100
Polk Cnty., FL IDA RB, Winter Haven Hosp., 6.25%, 09/01/2015, (Insd. by MBIA)	AAA	6,475,000	6,814,355
South Broward, FL Hosp. Dist. RB, 5.60%, 05/01/2027	A+	6,000,000	6,018,240
Tallahassee, FL Hlth. Facs. RB, 6.625%, 12/01/2013	AAA	200,000	223,284
West Orange Healthcare Dist., FL RB, 5.65%, 02/01/2022	A-	4,400,000	4,374,832
101,039,756
HOUSING - 15.9%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.45%, 01/01/2027	A+	1,500,000	1,577,415
Dade Cnty., FL SFHRB, 7.00%, 03/01/2024	Aaa	130,000	131,442
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	Aaa	6,400,000	6,851,648
Florida Hsg. Fin. Corp. RB:
6.20%, 08/01/2016	AAA	2,000,000	2,115,120
6.35%, 05/01/2026, (Insd. by GNMA)	BBB+	1,550,000	1,625,470
6.55%, 07/01/2017	AAA	530,000	549,737
Ser. 4-Pac, 5.85%, 07/01/2031, (Insd. by FSA)	AAA	2,755,000	2,943,469
Ser. 7, 6.00%, 01/01/2021, (Insd. by FSA)	AAA	8,080,000	8,664,830
Ser. A, 6.875%, 10/01/2012	AAA	1,895,000	1,898,430
Sunset Place Homeowner Mtge.:
Ser. 4-Pac, 5.15%, 10/01/2006	A	740,000	776,549
Ser. 4-Pac, 5.50%, 10/01/2009	A	455,000	480,375
Hialeah, FL Hsg. Auth. RRB, Hsg. Patterson Pavilion, 5.15%, 05/01/2008	A1	1,195,000	1,210,666
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	Aaa	4,500,000	4,936,995
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
6.50%, 03/01/2031	Aaa	1,400,000	1,491,406
7.00%, 09/01/2031	Aaa	2,070,000	2,261,165
7.125%, 03/01/2028	Aaa	560,000	620,855
7.20%, 03/01/2033	Aaa	1,180,000	1,313,812
Ser. A, 7.20%, 03/01/2027	Aaa	3,130,000	3,403,343
Ser. A, Sub. Ser. 2, 7.50%, 09/01/2027	AAA	770,000	867,343
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	AAA	465,000	492,249
Manatee Cnty., FL HFA Mtge. RRB:
SubSer. 1, 7.00%, 11/01/2027	Aaa	1,755,000	1,979,886
SubSer. 1, 7.20%, 05/01/2028	Aaa	5,265,000	5,823,248
Miami Dade Cnty., FL Hsg. Fin. Auth. RB, Home Ownership Mtge., Ser. A-1, 6.00%, 10/01/2032, (Insd. by GNMA & FNMA)	Aaa	1,000,000	1,053,810
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%, 01/01/2024, (Insd. by FNMA)	Aaa	1,000,000	1,018,160
Orange Cnty., FL HFA RB, 5.625%, 09/01/2028	Aaa	2,915,000	3,091,212

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
HOUSING -continued
Pinellas Cnty., FL HFA MFHRB, Emerald Bay Apts. Proj., Ser. A, 5.00%, 04/01/2028	AAA	$3,240,000	$3,332,275
Pinellas Cnty., FL HFA SFHRB:
7.25%, 09/01/2029	Aaa	990,000	1,109,166
Multi Cnty. Proj.:
Ser. A, 6.25%, 08/01/2012, (Insd. by GNMA & FNMA)	AAA	1,495,000	1,570,244
Ser. A-1, 5.95%, 03/01/2030	Aaa	2,460,000	2,537,195
Ser. A-1, 7.20%, 09/01/2029	Aaa	2,975,000	3,324,800
Ser. C-1, 6.30%, 03/01/2029	Aaa	4,365,000	4,621,706
73,674,021
INDUSTRIAL DEVELOPMENT REVENUE - 8.0%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	BBB	5,230,000	5,141,351
6.40%, 09/01/2030	Baa2	1,500,000	1,527,885
6.90%, 08/01/2022	BBB	8,500,000	8,941,065
Lake Cnty., FL Resource Recovery IDRRB, NRG Recovery Group, Inc.:
Ser. 1993-A, 5.85%, 10/01/2009	BBB+	4,000,000	3,841,440
Ser. A, 5.95%, 10/01/2013	BBB+	4,850,000	4,559,631
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	A+	11,300,000	11,982,859
St. Johns Cnty., FL IDA Hosp. RB, Flagler Hosp. Proj., 6.00%, 08/01/2008	A-	945,000	980,211
36,974,442
MISCELLANEOUS REVENUE - 4.4%
Florida Board of Ed. Lottery RB, Ser. 887R, 5.25%, 12/31/2002	AAA	5,925,000	7,223,760
Florida Division Bond Fin. Dept. RB, 5.75%, 07/01/2010, (Insd. by AMBAC)	AAA	6,475,000	7,165,300
Gulf Breeze, FL RB, Local Govt. Loan:
5.40%, 12/01/2015	AAA	1,620,000	1,735,862
5.50%, 12/01/2020	AAA	1,645,000	1,766,648
5.70%, 12/01/2020	AAA	2,095,000	2,237,502
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. RB, Unit Dev. No. 5D, 5.50%, 08/01/2015	NR	500,000	495,300
20,624,372
PORT AUTHORITY - 0.5%
Jacksonville, FL Port Auth. RB, 5.625%, 11/01/2026	Aaa	2,500,000	2,579,925
PUBLIC FACILITIES - 4.8%
Florida Division Bond Fin. Dept. RB, Dept. of Env. Preservation:
5.25%, 07/01/2007, (Insd. by MBIA)	AAA	8,555,000	9,255,141
6.00%, 07/01/2006, (Insd. by MBIA)	AAA	5,600,000	6,252,288
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg., 5.80%, 12/01/2013	BBB	3,000,000	3,092,310
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	AAA	3,000,000	3,799,170
22,398,909
RESOURCE RECOVERY - 1.2%
Dade Cnty., FL Solid Wst. Sys. Spl. Obl. RB, 6.00%, 10/01/2006, (Insd. by AMBAC)	AAA	5,000,000	5,600,050

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
SALES TAX - 1.4%
Jacksonville, FL Excise Taxes RB:
Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	AAA	$2,805,000	$3,048,250
Ser. B, 5.75%, 10/01/2013, (Insd. by FGIC)	AAA	3,050,000	3,300,191
6,348,441
SPECIAL TAX - 0.4%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg., 5.625%, 12/01/2009	BBB	2,000,000	2,081,540
TOBACCO REVENUE - 1.8%
Washington, DC Tobacco Settlement Financing Corp. RB, 6.25%, 05/15/2024	A	8,200,000	8,397,948
TRANSPORTATION - 5.4%
Dade Cnty., FL Aviation RB, Ser. W, 5.90%, 10/01/2005, (Insd. by AMBAC)	AAA	6,555,000	6,827,294
Florida Turnpike Auth., RB, Ser. A, 6.90%, 07/01/2002, (Insd. by AMBAC)	AAA	2,000,000	2,036,360
Orlando & Orange Cnty., FL Expressway Auth. RB:
5.375%, 07/01/2010, (Insd. by AMBAC) (pp)	AAA	10,000,000	10,628,000
6.50%, 07/01/2011, (Insd. by FGIC)	AAA	4,550,000	5,405,673
Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	AAA	40,000	54,667
24,951,994
WATER & SEWER - 4.1%
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 10/01/2016	AAA	1,335,000	1,483,519
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. RB:
Unit Dev. No. 5B, 5.75%, 08/01/2014	NR	1,135,000	1,147,008
Unit Dev. No. 9B, 5.85%, 08/01/2013	NR	950,000	967,138
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB, Unit Dev. No. 9A-A, 7.20%, 08/01/2016	NR	1,300,000	1,396,993
Orlando, FL Util. Commission, Wtr. & Elec. RB, 6.00%, 10/01/2010	AA	4,000,000	4,586,080
Pembroke Pines, FL Cons. Util. Sys. RB, 6.25%, 09/01/2004, (Insd. by FGIC)	AAA	2,500,000	2,657,975
Tampa, FL Wtr. & Swr. RB, 6.00%, 10/01/2012, (Insd. by FSA) (p)	AAA	1,585,000	1,811,925
Texas Gulf Coast Wst. Disposal Auth. RB, Champion Intl. Corp. Proj., 7.45%, 05/01/2026	BBB	5,000,000	5,115,350
19,165,988
Total Municipal Obligations			450,150,069

		Shares

SHORT-TERM INVESTMENTS - 2.1%
MUTUAL FUND SHARES - 2.1%
Evergreen Institutional Municipal Money Market Fund (o)		9,769,777	9,769,777
Total Investments - (cost $438,021,181) - 99.0%			459,919,846
Other Assets and Liabilities - 1.0%			4,533,198
Net Assets - 100.0%			$464,453,044

See Combined Notes to Schedules of Investments.

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 95.9%
AIRLINES - 1.8%
Fulton Cnty., GA Dev. Auth. Spl. Facs. RB, Delta Airlines, Inc. Proj., 5.30%, 05/01/2013	BB+	$2,000,000	$1,670,779
AIRPORT - 3.6%
Atlanta, GA Arpt. Facs. RB:
Ser. A, 6.50%, 01/01/2006, (Insd. by AMBAC)	AAA	2,000,000	2,234,400
Ser. A, 6.50%, 01/01/2010, (Insd. by AMBAC)	AAA	1,000,000	1,158,760
3,393,160
COMMUNITY DEVELOPMENT DISTRICT - 2.9%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	750,000	762,750
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates:
Ser. C, 6.75%, 11/15/2015	NR	1,000,000	978,040
Ser. C, 7.25%, 11/15/2029	NR	1,000,000	998,660
2,739,450
CONTINUING CARE RETIREMENT COMMUNITY - 3.5%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Court Proj., 6.20%, 10/01/2019	BBB+	1,820,000	1,826,388
Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,500,000	1,474,545
3,300,933
EDUCATION - 1.1%
Private Colleges & Universities Auth. Georgia RB, Mercer Univ. Proj., 5.75%, 10/01/2021	A3	500,000	505,875
Private Colleges & Universities Auth. Georgia RRB, Refunding Emory Univ. Proj., Ser. A, 5.50%, 11/01/2019	AA	500,000	528,780
1,034,655
ELECTRIC REVENUE - 3.1%
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA-IBC)	AAA	1,000,000	1,167,730
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	AAA	400,000	524,512
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.30%, 07/01/2018	NR	1,250,000	1,225,550
2,917,792
ESCROW - 0.5%
Fulton Cnty., GA Wtr. & Swr. ETM RB, 6.375%, 01/01/2014, (Insd. by FGIC)	AAA	390,000	459,872
GENERAL OBLIGATION - LOCAL - 18.5%
Cartersville, GA GO, 6.70%, 01/01/2012	A	120,000	140,258
Clayton Cnty., GA Dev. Auth. GO, Tuff Archives Proj., Ser. A, 5.375%, 07/01/2019, (Insd. by MBIA)	AAA	1,170,000	1,221,351
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	AA	500,000	583,970
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	AAA	1,260,000	1,420,928
6.25%, 02/01/2008, (Insd. by MBIA)	AAA	1,160,000	1,320,683
6.25%, 02/01/2009, (Insd. by MBIA)	AAA	500,000	573,300
Fayette Cnty., GA Sch. Dist. GO:
6.125%, 03/01/2015	Aa3	600,000	657,378
6.25%, 03/01/2006	Aa3	2,200,000	2,466,112
Forsyth Cnty., GA Sch. Dist. GO:
6.00%, 02/01/2014	AA-	1,000,000	1,132,450
6.75%, 07/01/2016	AA-	1,000,000	1,218,610
Gwinnett Cnty., GA Wtr. & Swr. COP, 8.60%, 08/01/2003	AAA	2,500,000	2,734,550

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
GENERAL OBLIGATION - LOCAL - continued
Hall Cnty., GA Sch. Dist. GO:
6.45%, 12/01/2009, (Insd. by AMBAC)	AAA	$1,210,000	$1,368,752
6.70%, 12/01/2014, (Insd. by AMBAC)	AAA	500,000	568,925
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	AAA	525,000	590,620
Washington Cnty., GA Sch. Dist. GO, 6.875%, 01/01/2014, (Insd. by AMBAC)	AAA	1,300,000	1,471,535
17,469,422
GENERAL OBLIGATION - STATE - 1.2%
Forsyth Cnty., GA GO, 6.125%, 03/01/2017	AA-	1,000,000	1,127,480
HOSPITAL - 14.0%
Arlington Cnty., VA IDA Hosp. Fac. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	A2	500,000	512,260
Coffee Cnty., GA Hosp. Auth. RB, Coffee Regl. Med. Ctr., Ser. A, 6.75%, 12/01/2016	NR	1,600,000	1,594,608
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast GA Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	A-	500,000	494,115
6.00%, 05/15/2014, (Insd. by MBIA)	AAA	2,340,000	2,595,388
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, 6.00%, 08/01/2016, (Insd. by MBIA)	AAA	2,050,000	2,258,792
Horry Cnty., SC Hosp. Fee Spl. Obl. RB, 6.00%, 04/01/2014	A2	1,305,000	1,435,317
Med. Ctr. Hosp. Auth., GA RB, Columbus Regl. Healthcare Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	AAA	2,000,000	2,232,260
Savannah, GA Hosp. Auth. RB, St. Joseph’s Hosp. Proj.:
6.125%, 07/01/2012	A2	1,500,000	1,616,535
6.20%, 07/01/2023	A2	500,000	539,340
13,278,615
HOUSING - 6.4%
Clayton Cnty., GA Hsg. Auth. Mtge. RB, Park Walk Apts., Ltd., 7.125%, 12/01/2025, (Insd. by FHA & FNMA)	Aaa	500,000	526,190
DeKalb Cnty., GA Hsg. Auth. MHRB:
North Hill Apts. Proj., 6.625%, 01/01/2005, (Insd. by FNMA)	AAA	1,395,000	1,474,822
The Lakes at Indian Creek Proj., 7.15%, 01/01/2025, (Insd. by FSA)	AAA	500,000	529,800
Georgia HFA SFHRB:
5.80%, 12/01/2021	AAA	1,000,000	1,031,380
Sub Ser. D4, 5.50%, 06/01/2017	AAA	715,000	736,979
Sub Ser. D4, 5.65%, 06/01/2021	AAA	1,720,000	1,768,384
6,067,555
INDUSTRIAL DEVELOPMENT REVENUE - 7.2%
Albany Dougherty, GA Payroll Dev. Auth. Solid Wst. Disp. RB, Proctor & Gamble Proj., 5.20%, 05/15/2028	AA-	400,000	399,172
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr. Corp., Hatch Proj.:
7.125%, 01/01/2015, (Insd. by MBIA)	AAA	1,055,000	1,148,114
7.15%, 01/01/2021, (Insd. by MBIA)	AAA	500,000	545,085
Cartersville, GA Dev. Auth. RB, Wtr. & Wastewater Facs. Anheuser-Busch Co., Inc., 7.40%, 11/01/2010	A+	1,120,000	1,346,587
Crisp Cnty., GA Dev. Auth. Env. Impt. RB, International Paper Co. Proj., Ser. A, 6.20%, 02/01/2020	BBB	1,250,000	1,279,813
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation Sac II Proj., Ser. A, 5.75%, 11/01/2017	AA+	1,950,000	2,134,548
6,853,319

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
LEASE - 3.6%
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	AAA	$1,825,000	$1,986,731
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj., 5.50%, 12/01/2019	AAA	1,340,000	1,418,350
3,405,081
MISCELLANEOUS REVENUE - 0.5%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	AAA	500,000	530,940
PUBLIC FACILITIES - 6.2%
Butts Cnty., GA COP, 6.75%, 12/01/2014, (Insd. by MBIA)	AAA	300,000	336,768
College Park, GA Business & IDA RB, Civic Ctr. Proj.:
Ser. A, 5.70%, 09/01/2009, (Insd. by FSA)	AAA	1,000,000	1,126,580
Ser. A, 5.75%, 09/01/2010, (Insd. by FSA)	AAA	1,470,000	1,654,691
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	AA-	550,000	644,468
Middle, GA Coliseum Auth. RB, GA Coliseum Proj., Ser. A, 5.375%, 07/01/2014	AA	1,000,000	1,036,090
Savannah, GA EDA RB, Mighty Eighth Air Force, 5.875%, 01/01/2012	AA	1,000,000	1,047,480
5,846,077
SPECIAL TAX - 1.1%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	BBB-	1,000,000	1,010,170
TOBACCO REVENUE - 2.1%
Children’s Trust Fund PR RB, 5.75%, 07/01/2020	A	1,885,000	1,959,213
TRANSPORTATION - 1.2%
Metropolitan Atlanta Rapid Transit Auth., GA Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	AAA	1,000,000	1,165,400
WATER & SEWER - 17.4%
Clayton Cnty., GA Wtr. Auth. Wtr. & Swr. RB:
5.625%, 05/01/2020	AA	2,000,000	2,134,780
6.25%, 05/01/2016	AA	2,000,000	2,283,380
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	AAA	1,200,000	1,399,236
6.25%, 06/01/2016, (Insd. by FGIC)	AAA	1,250,000	1,457,537
6.25%, 06/01/2017, (Insd. by FGIC)	AAA	1,390,000	1,620,782
Conyers, GA Wtr. & Swr. RB, Ser. A, 6.60%, 07/01/2015, (Insd. by AMBAC)	AAA	1,000,000	1,103,760
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	AA-	1,000,000	1,169,010
Fulton Cnty., GA Wtr. & Swr. RB, 6.25%, 01/01/2006, (Insd. by FGIC)	AAA	1,420,000	1,581,852
Gainesville, GA Wtr. & Swr. RB, 5.25%, 11/15/2010, (Insd. by FGIC)	AAA	1,000,000	1,094,220
Jackson Cnty., GA Wtr. & Sewage Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	AAA	1,530,000	1,683,765
Newman, GA Wtr. & Swr. Community Pub. Utils. RB, 4.50%, 01/01/2011	Aaa	200,000	205,874
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2008	NR	750,000	783,630
16,517,826
Total Municipal Obligations			90,747,739

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 2.9%
MUTUAL FUND SHARES - 2.9%
Evergreen Institutional Municipal Money Market Fund (o)	2,727,011	$2,727,011
Total Investments - (cost $87,776,032) - 98.8%		93,474,750
Other Assets and Liabilities - 1.2%		1,130,441
Net Assets - 100.0%		$94,605,191

See Combined Notes to Schedules of Investments.

EVERGREEN
Maryland Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 95.2%
AIRLINES - 1.3%
Puerto Rico Indl. Med. & Env. PCRB, Ser. A, 6.45%, 12/01/2025	BB	$1,000,000	$818,050
COMMUNITY DEVELOPMENT DISTRICT - 1.7%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	1,000,000	1,017,000
CONTINUING CARE RETIREMENT COMMUNITY - 2.4%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	500,000	491,515
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Refunding Pickersgill:
Ser. A, 5.85%, 01/01/2010	A-	600,000	640,188
Ser. A, 6.00%, 01/01/2015	A-	350,000	367,357
1,499,060
EDUCATION - 4.6%
Annapolis, MD EDRB, St. John’s College Facs., 5.50%, 10/01/2018	BBB+	1,230,000	1,231,956
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Maryland Institute College Of Art, 5.50%, 06/01/2021	Baa1	530,000	533,005
Univ. of Maryland Sys. Auxilliary Facs. & Tuition RB, Ser. A, 5.40%, 04/01/2009	AA+	1,000,000	1,079,410
2,844,371
ELECTRIC REVENUE - 1.2%
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.30%, 07/01/2018	NR	750,000	735,330
GENERAL OBLIGATION - LOCAL - 7.9%
Anne Arundel Cnty., MD Wtr. & Swr. GO, 5.25%, 04/15/2010	AA+	250,000	264,198
Hagerstown, MD GO, 5.50%, 09/01/2009	A3	275,000	289,597
Montgomery Cnty., MD GO, Ser. A, 5.375%, 01/01/2007	AAA	1,500,000	1,638,150
Ocean City, MD GO, 5.50%, 03/15/2009, (Insd. by MBIA)	AAA	1,000,000	1,075,050
Prince George’s Cnty., MD GO, 5.125%, 10/01/2012	AA	1,240,000	1,343,714
Stormwater Mgmt., 5.40%, 03/15/2007	AA	250,000	260,267
4,870,976
GENERAL OBLIGATION - STATE - 3.8%
Baltimore, MD GO, 5.375%, 10/15/2011	AAA	380,000	412,539
Maryland GO, State & Local Facs. Loan:
5.25%, 06/15/2011	AAA	500,000	533,265
5.50%, 03/01/2015	AAA	300,000	334,947
5.70%, 03/15/2010	AAA	1,000,000	1,088,640
2,369,391
HOSPITAL - 15.0%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	AA-	1,200,000	1,323,360
Doctor’s Community Hosp., Inc.:
5.50%, 07/01/2024	BBB-	435,000	380,368
5.70%, 07/01/2003	BBB-	35,000	35,523
5.75%, 07/01/2013	BBB-	550,000	525,690
Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	A3	330,000	335,699
Univ. of Maryland Med.:
5.00%, 07/01/2009	A	1,020,000	1,054,099
5.75%, 07/01/2017	A	1,300,000	1,351,259
Univ. of Maryland Med. Sys. Proj., 6.625%, 07/01/2020	Baa1	1,000,000	1,084,910
Maryland Indl. Dev. Fin. Auth. RB, Holy Cross Hlth. Sys. Corp., 5.50%, 12/01/2008	AA-	1,000,000	1,100,430

EVERGREEN
Maryland Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
HOSPITAL -continued
Montgomery Cnty., MD Economic Dev. RB, Trinity Hlth. Ctr. Group, 5.50%, 12/01/2016	AA-	$1,000,000	$1,057,950
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	A+	925,000	968,530
9,217,818
HOUSING - 20.6%
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
5.20%, 09/01/2022	Aa2	1,750,000	1,743,438
5.70%, 09/01/2022 (pp)	Aa2	1,965,000	2,025,050
Ser. 1, 5.30%, 04/01/2010	Aa2	1,105,000	1,172,361
Ser. D, 6.20%, 09/01/2020, (Insd. by FHA)	Aa2	750,000	797,302
Ser. F, 5.90%, 09/01/2019	Aa2	1,000,000	1,035,390
Ser. H, 5.65%, 09/01/2012, (Insd. by FHA)	Aa2	1,365,000	1,451,391
Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB:
Ser. 3, 6.90%, 04/01/2005, (Insd. by FHA)	Aa2	100,000	102,278
Ser. 5, 5.40%, 04/01/2008	Aa2	1,470,000	1,572,370
Montgomery Cnty., MD Hsg. Opportunities MHRB:
5.35%, 07/01/2021	Aaa	375,000	377,711
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	Aaa	950,000	965,352
Community Hsg., Ser. A, 6.00%, 07/01/2014	Aa2	250,000	261,083
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	Aa2	1,105,000	1,167,587
12,671,313
INDUSTRIAL DEVELOPMENT REVENUE - 8.8%
Allegany Cnty., MD Pollution Ctl. Facs. RB, 5.90%, 07/01/2004	BBB	200,000	212,732
Calvert Cnty., MD PCRB, Baltimore Gas & Elec. Co. Proj., 5.55%, 07/15/2014	A	1,500,000	1,561,185
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	A+	1,000,000	1,075,880
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A, 7.50%, 09/01/2015	NR	750,000	749,490
Prince George’s Cnty., MD PCRB, Potomac Elec. Proj., 5.75%, 03/15/2010	A	1,600,000	1,792,176
5,391,463
LEASE - 4.4%
Howard Cnty., MD COP, Agricultural Land Preservation Number 90-23, Ser. A, 8.00%, 08/15/2020 (p)	AAA	317,000	415,730
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%, 12/15/2011, (Insd. by AMBAC)	AAA	1,800,000	1,990,998
Prince George’s Cnty., MD COP, Real Estate Acquisition Program, 5.90%, 09/15/2009, (Insd. by MBIA)	AAA	250,000	275,855
2,682,583
PRE-REFUNDED - 0.5%
Howard Cnty., MD Prerefunded Cons. Pub. Impt. GO, Ser. A, 5.25%, 08/15/2011	AAA	295,000	320,069
PUBLIC FACILITIES - 2.5%
Baltimore Cnty., MD Rev. Auth. RB, 5.25%, 07/01/2008	A2	1,000,000	1,038,560
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	AA	500,000	525,365
1,563,925

EVERGREEN
Maryland Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
SOLID WASTE - 2.4%
Northeast, MD Wst. Disp. Auth. RB:
6.00%, 07/01/2007	A2	$50,000	$54,915
Montgomery Cnty. Resource Recovery Proj. A:
5.80%, 07/01/2004	A2	500,000	533,280
Ser. A, 6.30%, 07/01/2016	A2	835,000	865,853
1,454,048
SPECIAL TAX - 1.7%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	NR	1,000,000	1,070,300
TRANSPORTATION - 5.2%
District of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	AAA	300,000	343,785
Maryland Trans. Auth. Spl. Obl. RB, Baltimore/Washington Intl. Arpt. Proj., Ser. A, 6.25%, 07/01/2014, (Insd. by FGIC)	AAA	1,750,000	1,891,120
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	A+	850,000	945,803
3,180,708
UTILITY - 2.0%
Maryland Economic Dev. Corp. RB, Univ. of Maryland College Park Proj., 5.375%, 07/01/2016	AAA	1,150,000	1,229,603
WATER & SEWER - 9.2%
Baltimore, MD Wtr. Proj. RRB, Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	AAA	1,500,000	1,602,585
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.125%, 07/01/2003	NR	500,000	515,955
Washington, MD Suburban Sanitation Dist. Wtr. Supply RB:
5.375%, 06/01/2011	AAA	1,600,000	1,700,480
5.50%, 06/01/2010	AAA	1,700,000	1,841,933
5,660,953
Total Municipal Obligations			58,596,961

		Shares

SHORT-TERM INVESTMENTS - 4.3%
MUTUAL FUND SHARES - 4.3%
Evergreen Institutional Municipal Money Market Fund (o)		2,659,274	2,659,274
Total Investments - (cost $58,590,370) - 99.5%			61,256,235
Other Assets and Liabilities - 0.5%			285,386
Net Assets - 100.0%			$61,541,621

See Combined Notes to Schedules of Investments.

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 97.1%
AIRLINES - 0.5%
Kenton Cnty., KY Airport RB, Delta Airlines Spl. Facs. Proj., 7.50%, 02/01/2020	BB+	$1,400,000	$1,386,294
AIRPORT - 2.2%
Charlotte, NC Airport RB:
5.75%, 07/01/2012, (Insd. by MBIA)	AAA	2,395,000	2,589,714
6.00%, 07/01/2015, (Insd. by MBIA)	AAA	2,755,000	2,989,230
5,578,944
CONTINUING CARE RETIREMENT COMMUNITY - 1.9%
North Carolina Med. Care Commission Hosp. RB, Glenaire Proj.:
5.75%, 07/01/2019	NR	2,000,000	1,791,560
5.85%, 07/01/2027	NR	3,550,000	3,094,819
4,886,379
EDUCATION - 4.2%
Iredell Cnty., NC Pub. Facs. RB, Sch. Proj., 6.00%, 06/01/2016	Aaa	2,080,000	2,321,176
North Carolina Student Edl. Assistance Auth. RB:
6.05%, 07/01/2010	A2	1,000,000	1,052,620
6.30%, 07/01/2015	A2	2,000,000	2,090,860
6.35%, 07/01/2016	A2	2,375,000	2,493,298
University North Carolina Sys. Pool RB:
5.75%, 10/01/2014, (Insd. by AMBAC)	AAA	1,330,000	1,474,451
5.75%, 10/01/2015, (Insd. by AMBAC)	AAA	1,125,000	1,243,778
10,676,183
ELECTRIC REVENUE - 21.0%
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. RB:
5.625%, 01/01/2014	AAA	7,850,000	8,374,145
6.00%, 01/01/2018, (Insd. by AMBAC)	AAA	6,500,000	7,358,000
6.00%, 01/01/2022	BBB	5,415,000	5,547,613
6.50%, 01/01/2018	BBB	3,750,000	4,072,200
7.00%, 01/01/2013, (Insd. by MBIA)	AAA	3,400,000	4,152,182
7.50%, 01/01/2010	AAA	1,845,000	2,252,210
Ser. A, 5.70%, 01/01/2013, (Insd. by MBIA)	AAA	5,000,000	5,363,600
North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba Elec.:
6.375%, 01/01/2013	BBB+	5,000,000	5,400,700
7.25%, 01/01/2007, (Insd. by AMBAC)	AAA	5,000,000	5,809,950
10.50%, 01/01/2010	AAA	4,305,000	5,541,783
53,872,383
ESCROW - 2.0%
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. RB, 5.00%, 01/01/2021	AAA	5,000,000	5,094,550
GENERAL OBLIGATION - LOCAL - 13.3%
Charlotte, NC GO, 5.00%, 02/01/2010	AAA	5,000,000	5,371,700
Cmnwlth. of Puerto Rico GO:
5.70%, 07/01/2003	A-	1,000,000	1,034,700
6.25%, 07/01/2009, (Insd. by MBIA)	AAA	2,535,000	2,952,438
Durham Cnty., NC GO, Pub. Impt. Bonds:
5.80%, 02/01/2010	AAA	2,400,000	2,567,688
5.80%, 02/01/2011	AAA	2,400,000	2,560,104

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
GENERAL OBLIGATION - LOCAL - continued
Eden Cnty., NC GO, Refunding Wtr. & Swr.:
5.75%, 06/01/2002	AAA	$ 860,000	$868,832
5.75%, 06/01/2003	AAA	855,000	892,577
5.75%, 06/01/2004	AAA	845,000	901,176
5.75%, 06/01/2005	AAA	835,000	900,155
5.75%, 06/01/2006	AAA	825,000	897,015
5.75%, 06/01/2007	AAA	815,000	889,931
Mecklenburg Cnty., NC GO Pub. Impt. Bonds:
5.00%, 04/01/2009	AAA	6,500,000	6,997,445
5.40%, 04/01/2009	AAA	3,500,000	3,796,800
New Hanover Cnty., NC, Pub. Impt. GO, 5.75%, 11/01/2013	AA-	3,000,000	3,371,010
34,001,571
HOSPITAL - 15.8%
Cmnwlth. of Puerto Rico RB, Mennonite General Hosp. Proj., 5.625%, 07/01/2027	BBB-	500,000	409,285
Cumberland Cnty., NC Hosp. Facs. RB, Cumberland Cnty. Hosp. Sys. Inc.:
5.25%, 10/01/2010	A-	1,310,000	1,374,557
5.25%, 10/01/2011	A-	900,000	940,518
North Carolina Med. Care Commission Hosp. RB:
Deerfield Episcopal, 5.30%, 11/01/2004	NR	9,595,000	9,701,122
Gaston Hlth. Care, 5.375%, 02/15/2011	A+	2,630,000	2,777,806
Grace Hosp. Inc.:
5.25%, 10/01/2013	A+	3,825,000	3,920,893
6.50%, 10/01/2005	A+	1,110,000	1,230,135
6.50%, 10/01/2006	A+	1,180,000	1,323,594
Presbyterian Hlth. Svcs. Co. Proj., 6.125%, 10/01/2014	A1	900,000	943,029
Rex Hosp. Proj.:
6.125%, 06/01/2010	A+	2,500,000	2,688,425
6.25%, 06/01/2017	A+	3,700,000	3,984,604
Stanley Mem. Hosp. Proj.:
5.375%, 10/01/2014, (Insd. by AMBAC)	AAA	5,000,000	5,241,150
6.50%, 10/01/2013	A	2,585,000	2,897,242
Transylvania Community Hosp. Inc.:
4.90%, 10/01/2003	NR	155,000	157,417
5.00%, 10/01/2004	NR	155,000	158,219
5.00%, 10/01/2005	NR	175,000	177,895
5.05%, 10/01/2006	NR	185,000	187,623
5.15%, 10/01/2007	NR	190,000	192,540
5.50%, 10/01/2012	NR	1,130,000	1,126,350
5.75%, 10/01/2019	NR	1,090,000	995,399
40,427,803
HOUSING - 9.6%
Burlington, NC Burlington Homes RB, 6.00%, 08/01/2009	A1	960,000	990,346
Charlotte, NC Hsg. Dev. Corp., RB, 6.60%, 07/15/2021	Aaa	1,335,000	1,342,009
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	NR	2,750,000	2,722,967
Fremont, NC Hsg. Dev. Corp. RB, Torhunta Apts., 6.75%, 07/15/2022, (Insd. by FHA)	Aaa	900,000	914,085
North Carolina HFA RB:
5.55%, 01/01/2025	AA	3,435,000	3,582,877
5.95%, 01/01/2027	AA	2,875,000	3,062,450
6.00%, 07/01/2011	AA	2,135,000	2,299,182
6.10%, 07/01/2013	AA	2,390,000	2,566,979

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
HOUSING -continued
North Carolina Hsg. Fin. & Dev. Auth., SFHRB:
5.90%, 09/01/2013	AA	$975,000	$1,028,995
6.15%, 03/01/2011	AA	3,180,000	3,377,605
6.20%, 09/01/2009	AA	670,000	689,571
Raleigh, NC Hsg. Auth. MHRB, Cedar Point Apts., 7.00%, 11/01/2030	NR	3,545,000	1,949,750
24,526,816
INDUSTRIAL DEVELOPMENT REVENUE - 10.6%
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. RB, Intl. Paper Co. Proj., 6.15%, 04/01/2021	BBB	1,750,000	1,776,968
Craven Cnty., NC GO, Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Weyerhaeuser Co. Proj., 6.35%, 01/01/2010	BBB	2,000,000	2,069,840
Haywood Cnty., NC Indl. Facs. & Pollution Ctl. Fin. RB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	Baa2	2,500,000	2,527,625
6.25%, 09/01/2025	Baa2	2,750,000	2,784,402
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj.:
3.37%, 03/07/2002	BBB	5,000,000	5,000,000
6.80%, 05/01/2024	BBB	6,500,000	6,824,285
Northampton Cnty., NC Indl. Facs. & Pollution Ctl. Fin. RB, Intl. Paper Co. Proj., 6.20%, 02/01/2025, (Insd. by J.P. Morgan Securities)	BBB	1,000,000	1,017,400
Virgin Islands Pub. Fin. Auth. RRB, Senior Lien, 5.40%, 10/01/2012	BBB-	5,000,000	5,199,550
27,200,070
LEASE - 5.1%
Chapel Hill, NC Parking Facs. RB, COP, 6.35%, 12/01/2018	AA	1,000,000	1,042,760
Charlotte, NC COP:
6.00%, 06/01/2014	AA+	1,475,000	1,626,542
Cityfair Parking Fac. Proj., 6.125%, 06/01/2010	AA	1,735,000	1,918,008
Stadium Parking Fac. Proj., 6.00%, 06/01/2010	AA+	1,245,000	1,372,911
Durham Cnty., NC COP, New Durham Corp.:
5.25%, 12/01/2010	AA+	1,160,000	1,266,175
5.25%, 12/01/2011	AA+	1,485,000	1,619,867
Harnett Cnty., NC COP:
6.20%, 12/01/2009, (Insd. by AMBAC)	AAA	2,900,000	3,123,967
6.40%, 12/01/2014, (Insd. by AMBAC)	AAA	1,000,000	1,109,230
13,079,460
MISCELLANEOUS REVENUE - 1.3%
Texas Wtr. Dev. Board RB, 5.75%, 07/15/2016	AAA	3,275,000	3,433,281
PRE-REFUNDED - 4.7%
Cumberland Cnty., NC COP, Civic Ctr. Proj., 6.40%, 12/01/2024, (Insd. by AMBAC)	AAA	2,390,000	2,702,469
Cumberland Cnty., NC GO:
5.90%, 02/01/2010	AA-	2,100,000	2,225,349
5.90%, 02/01/2011	AA-	2,100,000	2,225,349
5.90%, 02/01/2012	AA-	2,100,000	2,225,349
Gastonia, NC Combined Util. Sys. RB:
6.00%, 05/01/2014, (Insd. by MBIA)	AAA	1,000,000	1,099,990
6.10%, 05/01/2019, (Insd. by MBIA)	AAA	1,505,000	1,658,660
12,137,166

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
PUBLIC FACILITIES - 0.4%
Pitt Cnty., NC COP Pub. Facs., 5.55%, 04/01/2012, (Insd. by MBIA)	AAA	$1,000,000	$1,076,970
RESOURCE RECOVERY - 2.4%
North Carolina Coastal Regl. Solid Wst. Mgmt. Auth. RB, Solid Wst. Disposal Sys., 6.50%, 06/01/2008	BBB+	1,000,000	1,032,940
Pennsylvania Econ. Dev. Fin. Auth. Resource Recovery RB, Colver Proj., 7.15%, 12/01/2018	BBB-	5,000,000	5,242,800
6,275,740
WATER & SEWER - 2.1%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	Aaa	1,410,000	1,530,950
Charlotte, NC Wtr. & Swr. Sys. RB, 5.75%, 06/01/2016	AAA	1,755,000	1,927,130
Fayetteville, NC Pub. Works Commission RB, Ser. A, 6.00%, 03/01/2012, (Insd. by FSA)	AAA	2,000,000	2,040,760
5,498,840
Total Municipal Obligations			249,152,450

		Shares

SHORT-TERM INVESTMENTS - 1.8%
MUTUAL FUND SHARES - 1.8%
Evergreen Institutional Municipal Money Market Fund (o)		4,674,077	4,674,077
Total Investments - (cost $241,010,139) - 98.9%			253,826,527
Other Assets and Liabilities - 1.1%			2,777,515
Net Assets - 100.0%			$256,604,042

See Combined Notes to Schedules of Investments.

EVERGREEN
South Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 96.8%
AIRPORT - 0.5%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	AAA	$300,000	$312,477
COMMUNITY DEVELOPMENT DISTRICT - 1.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	750,000	762,750
CONTINUING CARE RETIREMENT COMMUNITY - 3.0%
Charleston Cnty., SC Hlth. Facs. RB, Episcopal Church Proj., Ser. A, 6.25%, 04/01/2019	NR	750,000	742,965
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,000,000	983,030
1,725,995
EDUCATION - 5.7%
Clemson Univ., SC Univ. RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	AAA	540,000	605,788
6.00%, 05/01/2013, (Insd. by AMBAC)	AAA	1,000,000	1,115,890
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	AA	1,190,000	1,324,958
South Carolina Edl. Assistance Auth. RB, Gtd. Student Loans, Ser. C, 5.875%, 09/01/2007	A	250,000	265,293
3,311,929
ELECTRIC REVENUE - 8.8%
Piedmont, SC Muni. Pwr. Agcy., Elec. RB, 6.25%, 01/01/2009	AAA	1,150,000	1,322,005
South Carolina Pub. Svc. Auth. RB:
Ser. B, 5.70%, 01/01/2008, (Insd. by FGIC)	AAA	1,000,000	1,090,970
Ser. B, 6.50%, 01/01/2006, (Insd. by FGIC)	AAA	1,250,000	1,402,737
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	NR	1,250,000	1,300,063
5,115,775
ESCROW - 0.8%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	A-	400,000	480,936
GENERAL OBLIGATION - LOCAL - 19.0%
Anderson Cnty., SC Sch. Dist. 2 GO:
Ser. B, 6.00%, 03/01/2014	AA+	1,200,000	1,351,596
Ser. B, 6.00%, 03/01/2016	AA+	1,325,000	1,481,840
Commonwealth of Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	AAA	1,000,000	1,138,100
Florence Cnty., SC Sch. Dist. 1 GO:
5.80%, 05/01/2007, (Insd. by FGIC)	AAA	1,150,000	1,222,427
5.80%, 05/01/2008, (Insd. by FGIC)	AAA	1,175,000	1,249,002
5.80%, 05/01/2009, (Insd. by FGIC)	AAA	1,200,000	1,275,576
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018, (Insd. by AMBAC)	AAA	400,000	448,800
Orangeburg Cnty., SC Cons. Sch. Dist. Five, 5.75%, 03/01/2014, (Insd. by FSA)	AAA	500,000	561,055
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2017	AA+	2,160,000	2,342,887
11,071,283
HOSPITAL - 15.5%
Charleston Cnty., SC Hlth. Facs. RB, Episcopal Church Proj., 7.125%, 04/01/2020	NR	300,000	306,225
Greenville, SC Hosp. Facs. RB, Ser. B, 5.60%, 05/01/2010	AA	1,115,000	1,185,368
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	A+	760,000	750,097
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
6.00%, 04/01/2014	A2	500,000	549,930
6.00%, 04/01/2015	A2	1,000,000	1,094,900

EVERGREEN
South Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
HOSPITAL -continued
Loris, SC Community Hosp. RB:
Ser. A, 5.50%, 01/01/2016	BBB	$1,000,000	$960,610
Ser. B, 5.625%, 01/01/2020	BBB	1,000,000	959,180
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	AAA	265,000	286,332
5.625%, 02/01/2010, (Insd. by FSA)	AAA	1,050,000	1,148,931
Georgetown Mem. Hosp., 6.00%, 11/01/2014	Aaa	1,600,000	1,761,184
9,002,757
HOUSING - 10.7%
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Ser. A, 6.80%, 11/15/2011, (Insd. by FHA & FNMA)	Aaa	95,000	97,126
Runaway Bay Apts. Proj., 6.125%, 12/01/2015	AA-	300,000	315,966
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
Ser. A, 5.95%, 07/01/2029	AAA	455,000	470,338
Ser. A, 6.35%, 07/01/2025, (Insd. by FHA)	Aa2	485,000	498,376
Ser. A, 6.55%, 07/01/2015	Aa2	80,000	82,572
Ser. B1, 5.75%, 07/01/2015, (Insd. by FSA)	Aaa	3,300,000	3,446,487
Heritage Court Apts.:
Ser. A, 5.85%, 07/01/2010	Aa2	665,000	679,131
Ser. A, 6.15%, 07/01/2025, (Insd. by FHA)	Aa2	595,000	603,045
6,193,041
INDUSTRIAL DEVELOPMENT REVENUE - 4.7%
Darlington Cnty., SC IDRB:
Nucor Corp. Proj., Ser. A, 5.75%, 08/01/2023	AA-	500,000	506,470
Sonoco Products Co. Proj., 6.00%, 04/01/2026	A-	750,000	765,255
South Carolina Jobs EDA Hosp. Facs. RB, Oconee Mem. Hosp., Inc., 6.15%, 03/01/2015	AAA	200,000	217,392
South Carolina Jobs EDA-IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keybank, NA)	A	220,000	225,428
5.70%, 07/01/2009, (LOC: Keybank, NA)	A	200,000	204,506
5.80%, 07/01/2010, (LOC: Keybank, NA)	A	190,000	194,020
5.90%, 07/01/2011, (LOC: Keybank, NA)	A	230,000	234,798
6.25%, 07/01/2017, (LOC: Keybank, NA)	A	400,000	406,736
2,754,605
RESOURCE RECOVERY - 8.2%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler:
5.15%, 01/01/2009, (Insd. by AMBAC)	AAA	3,000,000	3,171,450
5.25%, 01/01/2010, (Insd. by AMBAC)	AAA	1,500,000	1,588,800
4,760,250
SPECIAL TAX - 2.6%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	BBB-	1,500,000	1,515,255
TOBACCO REVENUE - 2.3%
Tobacco Settlement Revenue Mgmt. Auth. RB, SC Tobacco Settlement, Ser. B, 6.00%, 05/15/2022	A	1,300,000	1,331,772

EVERGREEN
South Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
WATER & SEWER - 13.7%
Columbia, SC Wtrwks. & Swr. Sys. RB:
6.00%, 02/01/2014	AA	$2,000,000	$2,233,340
6.00%, 02/01/2015	AA	1,960,000	2,181,696
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	AAA	695,000	853,147
Georgetown Cnty., SC Wtr. & Swr. Dist. RB, Refunding & Impt. Jr. Lien, 6.50%, 06/01/2017	NR	200,000	226,198
Grand Strand, SC Wtrwrks. & Swr. Sys. Auth. RB, 6.375%, 06/01/2012, (Insd. by MBIA)	AAA	750,000	884,760
Greenwood, SC Combined Pub. Util. RB, Refunding & Impt., 5.50%, 12/01/2008, (Insd. by AMBAC)	AAA	1,000,000	1,073,380
Lexington, SC Wtr. & Swr., Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	Aaa	500,000	536,925
7,989,446
Total Municipal Obligations			56,328,271

		Shares

SHORT-TERM INVESTMENTS - 1.8%
MUTUAL FUND SHARES - 1.8%
Evergreen Institutional Municipal Money Market Fund (o)		1,062,809	1,062,809
Total Investments - (cost $53,722,511) - 98.6%			57,391,080
Other Assets and Liabilities - 1.4%			830,497
Net Assets - 100.0%			$58,221,577

See Combined Notes to Schedules of Investments.

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 96.5%
AIRPORT - 0.1%
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.125%, 12/01/2013	BBB	$250,000	$257,715
COMMUNITY DEVELOPMENT DISTRICT - 0.8%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	500,000	508,500
Frederick Cnty., MD Spl. Tax RB, 6.25%, 07/01/2010	NR	1,000,000	994,770
1,503,270
CONTINUING CARE RETIREMENT COMMUNITY - 2.3%
Albemarle Cnty., VA IDA RB Residential Care Fac., Our Lady of Peace, Inc.:
6.45%, 07/01/2015	NR	100,000	96,865
6.625%, 07/01/2021	NR	145,000	140,160
Chesterfield Cnty., VA Hlth. Ctr. Community Mtge. RB, Lucy Nursing Home Proj., 5.875%, 12/01/2021, (Coll. by GNMA)	AAA	500,000	514,960
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,000,000	983,030
James City Cnty., VA IDA RB. Residential Care Fac., Williamsburg Landing, Inc., 6.625%, 03/01/2023	NR	1,000,000	1,006,440
Virginia Beach, VA Dev. Auth. Hlth. Care Fac. RB, Sentara Hlth. Sys., 5.25%, 11/01/2015	AA	1,250,000	1,289,725
4,031,180
EDUCATION - 4.5%
Virginia College, VA Edl. Fac. Bldg. Auth. RB, Hampton Univ. Proj., 5.75%, 04/01/2014	A+	750,000	773,970
Virginia Polytechnic Inst. & Univ. RB, Ser. A, 5.50%, 06/01/2016	AA	1,600,000	1,683,632
Virginia Pub. Sch. Auth. RB:
Ser. A, 6.125%, 08/01/2012	AA	4,000,000	4,416,160
Ser. A, 6.20%, 08/01/2014	AA	200,000	218,686
Spl. Obl. York Cnty., 5.90%, 07/15/2013	AA	850,000	939,258
8,031,706
ESCROW - 0.4%
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	AA-	715,000	781,960
GENERAL OBLIGATION - LOCAL - 20.6%
Arlington Cnty., VA GO, 5.90%, 08/01/2010	AAA	1,000,000	1,106,740
Chesapeake, VA Pub. Impt. GO, 5.375%, 05/01/2010	AA	3,000,000	3,223,470
Chesterfield Cnty., VA GO:
5.25%, 03/01/2010	AAA	2,000,000	2,097,040
5.75%, 01/15/2016	AAA	1,700,000	1,869,167
5.75%, 01/15/2017	AAA	1,000,000	1,092,510
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	AAA	1,640,000	1,821,220
Hampton, VA GO:
6.00%, 01/15/2008	AA	500,000	554,970
Pub. Impt.:
5.75%, 02/01/2013	AA	1,125,000	1,265,794
5.75%, 02/01/2016	AA	1,960,000	2,178,461
King George Cnty., VA IDA Lease GO, King George Cnty. Sch. Proj., 6.40%, 08/01/2016	NR	700,000	728,224
Loudoun Cnty., VA GO, Ser. A, 5.50%, 10/01/2007	AA+	1,000,000	1,073,010
Newport News, VA GO, 5.75%, 01/15/2017	AA	1,940,000	2,086,063
Norfolk, VA GO:
5.25%, 06/01/2011	AA	3,000,000	3,168,240
5.70%, 06/01/2008, (Insd. by MBIA)	AAA	2,000,000	2,176,080

See Combined Notes to Schedules of Investments.

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
GENERAL OBLIGATION - LOCAL - continued
Roanoke, VA Pub. Impt. GO:
6.00%, 10/01/2013	AA	$1,730,000	$1,970,366
6.00%, 10/01/2014	AA	1,835,000	2,087,368
6.00%, 10/01/2015	AA	1,950,000	2,207,244
6.00%, 10/01/2016	AA	2,070,000	2,341,625
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	AAA	250,000	272,032
5.90%, 06/01/2013, (Insd. by AMBAC)	AAA	750,000	815,190
Virginia Beach, VA GO:
5.40%, 07/15/2009	AA+	1,575,000	1,743,273
6.00%, 09/01/2009	AA+	1,000,000	1,111,690
36,989,777
GENERAL OBLIGATION - STATE - 0.8%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	AAA	1,200,000	1,429,656
HOSPITAL - 7.9%
Albemarle Cnty., VA IDA RB, Martha Jefferson Hosp., 5.75%, 10/01/2008	A2	1,000,000	1,045,460
Arlington Cnty., VA IDA Hosp. Fac. RB, VA Hosp. Ctr. Arlington Hlth. Sys.:
5.50%, 07/01/2017	A2	1,025,000	1,055,453
5.50%, 07/01/2018	A2	1,000,000	1,024,520
Danville, VA IDA Hosp. RB, Danville Regl. Med. Ctr., 6.20%, 10/01/2009, (Insd. by FGIC)	AAA	2,545,000	2,825,790
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.875%, 08/15/2016	AA	370,000	392,714
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	AAA	2,360,000	2,730,897
Henrico Cnty., VA IDA Lease RB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	AAA	2,000,000	2,152,020
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp., 6.75%, 10/01/2015	Aaa	500,000	578,125
Roanoke, VA IDA Hosp. RB:
Carilion Hlth. Systems, Ser. A, 5.50%, 07/01/2018	AAA	1,000,000	1,053,130
Roanoke Mem. Hosp., Ser. B, 6.00%, 07/01/2007	AA-	1,185,000	1,222,541
14,080,650
HOUSING - 15.4%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%, 07/01/2006	A-	655,000	653,061
Arlington Cnty., VA IDA MHRB:
Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	Aaa	2,000,000	2,086,840
Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	A	2,000,000	1,981,800
Ser. B, 6.50%, 07/01/2024	A	1,600,000	1,572,096
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Elderly Hsg., 6.00%, 09/01/2016, (Insd. by FHA)	AAA	500,000	517,385
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC: PNC Bank, NA & Insd. by FSA)	AAA	500,000	524,900
Portsmouth, VA Redev. & Hsg. Auth. MHRB, 6.30%, 09/01/2026, (Insd. by FNMA)	AAA	640,000	665,210
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	A-	1,000,000	964,840
Ser. C, 7.00%, 07/01/2029	NR	3,000,000	2,910,900

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
HOUSING -continued
Virginia Hsg. Dev. Auth. MHRB:
Ser. H, 5.55%, 05/01/2015	AA+	$1,000,000	$1,040,900
Ser. H, 6.00%, 05/01/2010	AA+	500,000	518,130
Ser. H, 6.10%, 11/01/2011	AA+	1,000,000	1,039,370
Ser. H, 6.35%, 11/01/2011	AA+	300,000	313,347
Ser. I, 5.45%, 05/01/2018	AA+	500,000	516,445
Ser. K, 5.90%, 05/01/2011	AA+	400,000	424,528
Ser. O, 6.05%, 11/01/2017	AA+	500,000	529,650
Virginia Hsg. Dev. Auth. RB, Cmnwlth. Mtge.:
Ser. A, Subser. A-1, 6.20%, 07/01/2011	AA+	650,000	662,447
Ser. B, Subser. B-1, 5.80%, 07/01/2016	AA+	1,750,000	1,852,480
Ser. B, Subser. B-1, 5.95%, 07/01/2018	AA+	2,555,000	2,723,017
Ser. C, Subser. C-2, 5.75%, 07/01/2007	AA+	1,000,000	1,085,360
Ser. D, Subser. D-1, 6.10%, 01/01/2019	AA+	3,525,000	3,698,148
Ser. D, Subser. D-3, 6.10%, 07/01/2015	AA+	1,000,000	1,052,940
Ser. F, Subser. F-1, 6.25%, 07/01/2012	AA+	270,000	275,522
27,609,316
INDUSTRIAL DEVELOPMENT REVENUE - 5.6%
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	NR	4,000,000	3,936,520
Isle Wright Cnty., VA IDA RB Solid Wst. Disposal Fac., Union Camp Corp. Proj., 6.55%, 04/01/2024	BBB	2,535,000	2,586,131
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	AAA	2,190,000	2,458,319
Norfolk, VA IDA RB, Sentara Hosp., Ser. A, 6.50%, 11/01/2013	AA	1,000,000	1,100,370
10,081,340
LEASE - 7.0%
Brunswick, VA IDA Correctional Fac. Lease RB:
5.65%, 07/01/2009, (Insd. by MBIA)	AAA	2,215,000	2,416,011
5.75%, 07/01/2011, (Insd. by MBIA)	AAA	2,930,000	3,176,765
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Inova Hlth. Sys. Proj., 5.35%, 06/01/2006	AA+	250,000	269,810
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj., 5.50%, 12/01/2019	AAA	1,000,000	1,058,470
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	AA	700,000	811,020
Montgomery, Cnty. VA Indl. Dev. RB, Auth. Lease:
5.50%, 01/15/2018, (Insd. by AMBAC)	AAA	1,000,000	1,071,380
5.50%, 01/15/2020, (Insd. by AMBAC)	AAA	1,120,000	1,189,877
Prince William Cnty., VA Park Auth. RB, 6.30%, 10/15/2006	NR	500,000	560,620
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	A	1,540,000	1,546,144
Virginia IDA RB. Small Business Fin., Hodges Farm Associates II, 4.75%, 11/01/2002	AA-	415,000	415,710
12,515,807
MISCELLANEOUS REVENUE - 0.9%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	AAA	500,000	530,940
Virginia Pub. Bldg. Auth. Pub. Fac. RB, Ser. A, 6.00%, 08/01/2011	AA+	1,000,000	1,141,820
1,672,760

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
PUBLIC FACILITIES - 4.7%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Fac. Lease RB, Wallens Ridge Dev. Proj., 6.00%, 09/01/2007	AA+	$3,675,000	$4,050,805
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	AA	1,000,000	1,035,000
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	AAA	1,300,000	1,384,903
Prince William Cnty., VA IDA RB, ATCC Proj., 6.00%, 02/01/2014	Aa3	500,000	516,805
Prince William Cnty., VA Park Auth. RB, 6.875%, 10/15/2016	NR	1,300,000	1,476,410
8,463,923
RESOURCE RECOVERY - 2.2%
Arlington Cnty., VA IDA Resource Recovery RB, Ogden Martin Sys. of Alexandria/Arlington, Inc. Proj., 5.375%, 01/01/2013, (Insd. by FSA)	AAA	3,810,000	4,007,701
SPECIAL TAX - 2.3%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.50%, 10/01/2013	BBB-	1,000,000	1,039,520
Ser. A, 5.50%, 10/01/2018	BBB-	2,000,000	2,020,340
Ser. A, 5.50%, 10/01/2022	BBB-	1,000,000	1,002,660
4,062,520
TOBACCO REVENUE - 2.0%
Tobacco Settlement Revenue Mgmt. Auth. RB, SC Tobacco Settlement, Ser. B, 6.00%, 05/15/2022	A	1,000,000	1,024,440
Washington, DC Tobacco Settlement Financing Corp. RB, 6.25%, 05/15/2024	A	2,500,000	2,560,350
3,584,790
TRANSPORTATION - 6.4%
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.875%, 07/01/2010, (Insd. by FGIC)	AAA	2,890,000	3,237,003
Peninsula Ports Auth., VA RB, Port Fac. CSX Trans. Proj., 6.00%, 12/15/2012	Baa2	2,000,000	2,114,640
Virginia Comnwlth. Trans. Board RB, Northern VA Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	AA+	1,700,000	2,002,124
Virginia Port Auth. Cmnwlth. Port Fund RB, 5.90%, 07/01/2016	AA+	750,000	791,205
Virginia Trans. Board RB, Northern VA Trans. Dist., Ser. A, 6.00%, 05/15/2008	AA+	2,030,000	2,149,181
Washington, DC, Metro Area Transit Auth. RB, 6.00%, 07/01/2007, (Insd. by FGIC)	AAA	1,000,000	1,127,530
11,421,683
WATER & SEWER - 12.6%
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	AAA	1,000,000	1,115,260
Buena Vista, VA IDA Wtr. & Swr. Fac. RB, Route 60 Proj., 6.25%, 07/15/2011	NR	390,000	401,985
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.375%, 11/01/2007	AA	500,000	525,890
Fairfax Cnty., VA Swr. RB, 5.625%, 07/15/2011	AA	2,605,000	2,812,853
Fairfax Cnty., VA Wtr. Auth. RB:
5.625%, 04/01/2017	AAA	1,640,000	1,785,829
6.125%, 04/01/2016	AAA	1,545,000	1,766,213
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	AA-	285,000	302,858
Loudoun Cnty., VA Sanitation Auth. Wtr. & Swr. RB, 6.25%, 01/01/2010, (Insd. by FGIC)	AAA	1,550,000	1,642,473
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	AA	1,735,000	1,904,735

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments
February 28, 2002 (Unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
WATER & SEWER - continued
Virginia Resources Auth. Clean Wtr. RB, State Revolving Fund:
5.50%, 10/01/2015	AAA	$2,150,000	$2,331,998
5.75%, 10/01/2019	AAA	180,000	194,945
5.875%, 10/01/2014	AAA	1,250,000	1,407,325
6.00%, 10/01/2016	AAA	3,965,000	4,478,190
Virginia Resources Auth. Infrastructure RB, Pooled Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	AAA	1,280,000	1,389,811
Virginia Resources Auth. Wtr. RB, 5.375%, 10/01/2022	AAA	425,000	441,715
22,502,080
Total Municipal Obligations			173,027,834

		Shares

SHORT-TERM INVESTMENTS - 2.2%
MUTUAL FUND SHARES - 2.2%
Evergreen Institutional Municipal Money Market Fund (o)		3,881,439	3,881,439
Total Investments - (cost $166,622,769) - 98.7%			176,909,273
Other Assets and Liabilities - 1.3%			2,333,920
Net Assets - 100.0%			$179,243,193

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments (Unaudited)
February 28, 2002

Symbol	Description
(v)	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.
(o)	The advisor of the Fund and the advisor of the money market fund are each a subsidiary of Wachovia Corporation.
(p)	When-issued security.
(pp)	All or a portion of the security has been segregated for when-issued securities.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
CDA	Community Development Authority
CDD	Community Development District
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IBC	Insured Bond Certification
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Association
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of portfolio assets invested by geographic location as of February 28, 2002.
	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

California	1.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Connecticut	0.0%	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%
District of Columbia	0.0%	1.8%	0.0%	0.6%	0.0%	0.0%	2.1%
Florida	89.8%	94.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Georgia	1.9%	0.0%	88.4%	0.8%	0.0%	1.7%	1.2%
Kentucky	0.0%	0.0%	0.0%	0.0%	0.5%	0.0%	0.0%
Maryland	1.6%	0.0%	0.8%	89.3%	0.0%	1.3%	0.8%
Mississippi	0.9%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Nevada	0.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
New Jersey	0.0%	0.0%	0.0%	1.6%	0.0%	0.0%	0.0%
North Carolina	0.0%	0.0%	0.0%	0.0%	90.4%	0.0%	0.0%
Pennsylvania	0.4%	0.0%	0.0%	0.0%	2.1%	0.0%	0.0%
Puerto Rico	1.1%	0.0%	2.7%	1.3%	1.7%	2.0%	1.1%
South Carolina	0.0%	0.0%	1.5%	0.0%	0.0%	88.3%	0.6%
Texas	0.0%	1.1%	0.0%	0.0%	1.4%	0.0%	0.0%
U.S. Virgin Islands	0.0%	0.0%	3.2%	2.0%	2.0%	4.9%	2.3%
Virginia	0.7%	0.0%	0.5%	0.0%	0.0%	0.0%	89.7%
West Virginia	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Non State Specific	0.0%	2.1%	2.9%	4.4%	1.9%	1.8%	2.2%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Funds
Statements of Assets and Liabilities
February 28, 2002 (Unaudited)

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Assets
Identified cost of securities	$434,627,539	$438,021,181	$87,776,032	$58,590,370	$241,010,139	$53,722,511	$166,622,769
Net unrealized gains or losses on securities	(3,426,586)	21,898,665	5,698,718	2,665,865	12,816,388	3,668,569	10,286,504

Market value of securities	431,200,953	459,919,846	93,474,750	61,256,235	253,826,527	57,391,080	176,909,273
Receivable for securities sold	1,704,000	0	0	0	0	0	0
Receivable for Fund shares sold	1,458,980	483,230	144,200	70,411	458,892	171,569	397,833
Interest receivable	8,415,760	7,620,370	1,285,342	927,543	3,561,752	810,613	2,480,635
Receivable from investment advisor	25,336	43,219	4,372	0	21,156	0	0
Prepaid expenses and other assets	43,703	23,906	3,167	14,849	17,352	45,569	26,041

Total assets	442,848,732	468,090,571	94,911,831	62,269,038	257,885,679	58,418,831	179,813,782

Liabilities
Distributions payable	1,191,051	1,427,724	261,344	123,915	811,826	179,922	426,961
Payable for securities purchased	2,698,400	1,717,332	0	418,952	0	0	0
Payable for Fund shares redeemed	910,992	413,338	27,963	173,989	417,073	0	112,997
Due to custodian bank	2,479,170	0	0	0	0	0	0
Advisory fee payable	0	0	0	704	0	668	2,058
Distribution Plan expenses payable	5,422	0	546	424	942	188	962
Due to other related parties	1,190	1,269	258	168	705	159	490
Accrued expenses and other liabilities	127,226	77,864	16,529	9,265	51,091	16,317	27,121

Total liabilities	7,413,451	3,637,527	306,640	727,417	1,281,637	197,254	570,589

Net assets	$435,435,281	$464,453,044	$94,605,191	$61,541,621	$256,604,042	$58,221,577	$179,243,193

Net assets represented by
Paid-in capital	$463,523,784	$468,320,216	$91,628,433	$60,086,221	$254,152,914	$55,313,596	$171,848,459
Undistributed (overdistributed) net investment income	(78,506)	(37,333)	(8,308)	(20,217)	(38,390)	2,254	(10,008)
Accumulated net realized gains or losses on securities	(24,583,411)	(25,728,504)	(2,713,652)	(1,190,248)	(10,326,870)	(762,842)	(2,881,762)
Net unrealized gains or losses on securities	(3,426,586)	21,898,665	5,698,718	2,665,865	12,816,388	3,668,569	10,286,504

Total net assets	$435,435,281	$464,453,044	$94,605,191	$61,541,621	$256,604,042	$58,221,577	$179,243,193

Net assets consists of
Class A	$201,837,441	$129,985,077	$12,387,222	$22,276,832	$44,630,464	$4,489,139	$62,042,559
Class B	131,252,829	32,590,168	17,027,677	7,391,451	23,005,474	5,916,921	19,811,142
Class C	16,792,528	8,396,363	0	2,526,468	0	0	0
Class I	85,552,483	293,481,436	65,190,292	29,346,870	188,968,104	47,815,517	97,389,492

Total net assets	$435,435,281	$464,453,044	$94,605,191	$61,541,621	$256,604,042	$58,221,577	$179,243,193

Shares outstanding
Class A	19,653,920	13,811,175	1,227,434	2,028,166	4,352,051	440,851	6,003,025
Class B	12,780,724	3,462,671	1,687,248	672,965	2,243,260	581,049	1,916,874
Class C	1,635,177	892,099	0	230,013	0	0	0
Class I	8,330,722	31,182,137	6,459,526	2,672,362	18,426,633	4,695,560	9,423,170

Net asset value per share
Class A	$10.27	$9.41	$10.09	$10.98	$10.26	$10.18	$10.34

Class A -- Offering price sales charge of 4.75%)	$10.78	$9.88	$10.59	$11.53	$10.77	$10.69	$10.86

Class B	$10.27	$9.41	$10.09	$10.98	$10.26	$10.18	$10.34

Class C	$10.27	$9.41	$--	$10.98	$--	$--	$--

Class I	$10.27	$9.41	$10.09	$10.98	$10.26	$10.18	$10.34

See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Funds
Statements of Operations
Six Months Ended February 28, 2002 (Unaudited)

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Investment income
Interest	$13,847,876	$12,563,882	$2,434,935	$1,459,176	$6,985,631	$1,521,090	$4,557,791

Expenses
Advisory fee	1,099,950	967,057	188,474	117,395	529,215	119,902	357,958
Distribution Plan expenses	943,198	367,540	93,028	68,524	161,385	30,674	162,167
Administrative services fees	211,529	230,252	44,875	27,951	126,004	28,548	85,228
Transfer agent fee	92,450	70,737	11,739	15,414	22,233	4,195	38,728
Trustees’ fees and expenses	4,656	4,887	1,152	431	2,728	690	2,027
Printing and postage expenses	24,959	15,400	4,836	3,431	15,540	2,357	7,264
Custodian fee	63,058	64,315	16,361	9,463	37,504	10,612	24,082
Registration and filing fees	9,931	18,835	14,849	9,656	5,913	9,143	18,002
Professional fees	10,471	9,438	8,711	8,046	9,048	8,392	9,261
Other	9,500	3,497	611	1,551	5,451	1,841	9,430

Total expenses	2,469,702	1,751,958	384,636	261,862	915,021	216,354	714,148
Less:Expense reductions	(3,830)	(4,343)	(998)	(476)	(2,203)	(521)	(1,514)
Fee waivers	(192,671)	(441,509)	(35,823)	0	(238,853)	0	0

Net expenses	2,273,201	1,306,106	347,815	261,386	673,965	215,833	712,634

Net investment income	11,574,675	11,257,776	2,087,120	1,197,790	6,311,666	1,305,257	3,845,157

Net realized and unrealized gains or losses on securities
Net realized gains or losses on securities	(809,710)	(47,489)	(171,925)	(9,063)	327,932	152,194	66,711

Net change in unrealized gains or losses on securities	(6,959,003)	(7,582,714)	(660,831)	(53,651)	(2,978,906)	(538,502)	(540,894)

Net realized and unrealized gains or losses on securities	(7,768,713)	(7,630,203)	(832,756)	(62,714)	(2,650,974)	(386,308)	(474,183)

Net increase in net assets resulting from operations	$3,805,962	$3,627,573	$1,254,364	$1,135,076	$3,660,692	$918,949	$3,370,974

See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Funds
Statements of Changes in Net Assets
Six Months Ended February 28, 2002 (Unaudited)

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Operations
Net investment income	$11,574,675	$11,257,776	$2,087,120	$1,197,790	$6,311,666	$1,305,257	$3,845,157
Net realized gains or losses on securities	(809,710)	(47,489)	(171,925)	(9,063)	327,932	152,194	66,711
Net change in unrealized gains or losses on securities	(6,959,003)	(7,582,714)	(660,831)	(53,651)	(2,978,906)	(538,502)	(540,894)

Net increase in net assets resulting from operations	3,805,962	3,627,573	1,254,364	1,135,076	3,660,692	918,949	3,370,974

Distributions to shareholders from
Net investment income
Class A	(5,619,718)	(2,959,440)	(252,243)	(468,342)	(925,501)	(91,646)	(1,258,952)
Class B	(3,041,186)	(724,213)	(301,907)	(110,816)	(467,268)	(92,121)	(331,323)
Class C	(346,885)	(146,444)	0	(31,443)	0	0	0
Class I	(2,503,705)	(7,451,629)	(1,515,555)	(577,030)	(4,883,655)	(1,107,324)	(2,217,483)

Total distributions to shareholders	(11,511,494)	(11,281,726)	(2,069,705)	(1,187,631)	(6,276,424)	(1,291,091)	(3,807,758)

Capital share transactions
Proceeds from shares sold	52,149,595	39,170,371	8,541,212	11,414,464	18,689,358	5,237,877	17,740,829
Net asset value of shares issued in reinvestment of distributions	3,736,086	1,700,879	395,206	452,638	981,084	116,295	1,048,733
Payment for shares redeemed	(54,347,241)	(53,951,126)	(4,295,905)	(3,639,450)	(23,914,161)	(5,610,005)	(13,024,497)

Net increase (decrease) in net assets resulting from capital share transactions	1,538,440	(13,079,876)	4,640,513	8,227,652	(4,243,719)	(255,833)	5,765,065

Total increase (decrease) in net assets	(6,167,092)	(20,734,029)	3,825,172	8,175,097	(6,859,451)	(627,975)	5,328,281
Net assets
Beginning of period	441,602,373	485,187,073	90,780,019	53,366,524	263,463,493	58,849,552	173,914,912

End of period	$435,435,281	$464,453,044	$94,605,191	$61,541,621	$256,604,042	$58,221,577	$179,243,193

Undistributed (overdistributed) net investment income	$(78,506)	$(37,333)	$(8,308)	$(20,217)	$(38,390)	$2,254	$(10,008)

See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Funds
Statements of Changes in Net Assets
Year Ended August 31, 2001 (Unaudited)

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Operations
Net investment income	$23,661,413	$25,638,648	$4,192,443	$2,192,585	$13,618,604	$2,830,775	$8,006,750
Net realized losses on securities	(1,063,397)	(643,003)	(415,268)	(213,592)	(734,519)	(23,498)	(170,868)
Net change in unrealized gains or losses on securities	9,842,834	17,501,731	4,245,506	2,187,582	10,151,548	2,791,803	7,011,694

Net increase in net assets resulting from operations	32,440,850	42,497,376	8,022,681	4,166,575	23,035,633	5,599,080	14,847,576

Distributions to shareholders from
Net investment income
Class A	(12,392,992)	(5,850,766)	(420,087)	(999,144)	(1,415,085)	(115,464)	(2,344,613)
Class B	(5,940,474)	(1,796,537)	(561,836)	(161,059)	(1,304,058)	(179,752)	(605,315)
Class C	(566,660)	(258,966)	0	(15,771)	0	0	0
Class I*	(4,892,132)	(17,714,656)	(3,221,074)	(1,047,506)	(10,905,368)	(2,543,698)	(5,061,697)

Total distributions to shareholders	(23,792,258)	(25,620,925)	(4,202,997)	(2,223,480)	(13,624,511)	(2,838,914)	(8,011,625)

Capital share transactions
Proceeds from shares sold	119,990,917	64,389,106	18,987,346	14,968,136	27,704,418	13,107,669	33,009,870
Net asset value of shares issued in reinvestment of distributions	7,531,618	3,389,476	640,753	924,411	1,942,528	227,125	1,994,992
Payment for shares redeemed	(97,760,323)	(130,900,916)	(16,206,560)	(7,998,081)	(51,503,017)	(18,039,876)	(37,026,857)

Net increase (decrease) in net assets resulting from capital share transactions	29,762,212	(63,122,334)	3,421,539	7,894,466	(21,856,071)	(4,705,082)	(2,021,995)

Total increase (decrease) in net assets	38,410,804	(46,245,883)	7,241,223	9,837,561	(12,444,949)	(1,944,916)	4,813,956
Net assets
Beginning of period	403,191,569	531,432,956	83,538,796	43,528,963	275,908,442	60,794,468	169,100,956

End of period	$441,602,373	$485,187,073	$90,780,019	$53,366,524	$263,463,493	$58,849,552	$173,914,912

Undistributed (overdistributed) net investment income	$(141,687)	$(13,383)	$(25,723)	$(30,376)	$(73,632)	$(11,912)	$(47,407)

* Effective at the close of business on May 11, 2001 Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Southern State Municipal Bond Funds consist of Evergreen Florida High Income Municipal Bond Fund (“Florida High Income Fund”), Evergreen Florida Municipal Bond Fund (“Florida Fund”), Evergreen Georgia Municipal Bond Fund (“Georgia Fund”), Evergreen Maryland Municipal Bond Fund (“Maryland Fund”), Evergreen North Carolina Municipal Bond Fund (“North Carolina Fund”), Evergreen South Carolina Municipal Bond Fund (“South Carolina Fund”) and Evergreen Virginia Municipal Bond Fund (“Virginia Fund”), (collectively the “Funds”). Each Fund is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C and/or Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Class I. This change did not change the fee and expense structure of the Class Y shareholders or their rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investment or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. When-issued and Delayed Delivery Transactions

The Funds record when-issued securities no later than one business day after the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Combined Notes to Financial Statements (Unaudited) (continued)

D. Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

E. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

F. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia” )(formerly First Union Corporation), is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily. Each Fund, except Florida High Income Fund, pays the investment advisor a fee at an annual rate of 0.42% of each Fund’s average daily net assets. Florida High Income Fund pays the investment advisor a fee at an annual rate of 0.52% of its average daily net assets.

During the six months ended February 28, 2002, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund’s expense ratio represented as a percentage of its average daily net assets were as follows:

	Fees Waived	% of Average Daily Net Assets
Florida High Income Fund	$192,671	0.09%
Florida Fund	367,499	0.16%
Georgia Fund	35,823	0.08%
North Carolina Fund	238,853	0.19%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.10% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.25%
Class B	1.00
Class C	1.00

Combined Notes to Financial Statements (Unaudited) (continued)

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended February 28, 2002, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B and Class C Distribution Plans were as follows:

	Class A	Class B	Class C	Fees Waived Class A	% of Class A AverageNet Assets

Florida High Income Fund	$248,999	$622,923	$71,276	$0	0.00%
Florida Fund	150,354	180,581	36,605	74,010	0.12
Georgia Fund	13,845	79,183	0	0	0.00
Maryland Fund	27,600	31,857	9,067	0	0.00
North Carolina Fund	47,765	113,620	0	0	0.00
South Carolina Fund	5,220	25,454	0	0	0.00
Virginia Fund	71,430	90,737	0	0	0.00

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class I. Transactions in shares of the Funds were as follows:

Florida High Income Fund

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	2,455,877	$25,325,257	5,187,103	$53,374,646
Automatic conversion of Class B shares to Class A shares	90,832	935,869	170,458	1,763,005
Shares issued in reinvestment of distributions	208,544	2,151,639	440,483	4,542,209
Shares redeemed	(3,443,631)	(35,543,420)	(6,191,182)	(63,742,017)

Net decrease	(688,378)	(7,130,655)	(393,138)	(4,062,157)

Class B
Shares sold	1,523,659	15,715,357	2,306,607	23,811,536
Automatic conversion of Class B shares to Class A shares	(90,775)	(935,869)	(170,458)	(1,763,005)
Shares issued in reinvestment of distributions	135,767	1,400,052	260,656	2,687,164
Shares redeemed	(837,101)	(8,641,790)	(1,608,428)	(16,554,366)

Net increase	731,550	7,537,750	788,377	8,181,329

Class C
Shares sold	440,181	4,533,021	523,621	5,397,802
Shares issued in reinvestment of distributions	15,476	159,536	24,093	248,513
Shares redeemed	(113,464)	(1,167,839)	(163,563)	(1,687,060)

Net increase	342,193	3,524,718	384,151	3,959,255

Class I
Shares sold	638,666	6,575,960	3,630,795	37,406,933
Shares issued in reinvestment of distributions	2,412	24,859	5,213	53,732
Shares redeemed	(872,927)	(8,994,192)	(1,528,149)	(15,776,880)

Net increase (decrease)	(231,849)	(2,393,373)	2,107,859	21,683,785

Net increase		$1,538,440		$29,762,212

Combined Notes to Financial Statements (Unaudited) (continued)

Florida Fund

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	1,495,002	$14,075,530	5,187,103	$53,374,646
Automatic conversion of Class B shares to Class A shares	1,013,626	9,533,329	170,458	1,763,005
Shares issued in reinvestment of distributions	130,132	1,225,134	440,483	4,542,209
Shares redeemed	(1,429,541)	(13,481,620)	(6,191,182)	(63,742,017)

Net increase (decrease)	1,209,219	11,352,373	(393,138)	(4,062,157)

Class B
Shares sold	560,990	5,260,422	2,306,607	23,811,536
Automatic conversion of Class B shares to Class A shares	(1,013,134)	(9,533,329)	(170,458)	(1,763,005)
Shares issued in reinvestment of distributions	37,017	348,615	260,656	2,687,164
Shares redeemed	(277,644)	(2,617,178)	(1,608,428)	(16,554,366)

Net increase (decrease)	(692,771)	(6,541,470)	788,377	8,181,329

Class C
Shares sold	247,638	2,315,997	523,621	5,397,802
Shares issued in reinvestment of distributions	4,995	47,036	24,093	248,513
Shares redeemed	(75,601)	(710,904)	(163,563)	(1,687,060)

Net increase	177,032	1,652,129	384,151	3,959,255

Class I
Shares sold	1,857,398	17,518,422	3,630,795	37,406,933
Shares issued in reinvestment of distributions	8,505	80,094	5,213	53,732
Shares redeemed	(3,937,650)	(37,141,424)	(1,528,149)	(15,776,880)

Net increase (decrease)	(2,071,747)	(19,542,908)	2,107,859	21,683,785

Net increase (decrease)		$(13,079,876)		$29,762,212

Georgia Fund

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	117,120	$1,170,482	555,025	$5,490,449
Automatic conversion of Class B shares to Class A shares	101,482	1,024,461	22,928	229,075
Shares issued in reinvestment of distributions	16,703	167,843	24,892	247,050
Shares redeemed	(46,290)	(466,717)	(288,082)	(2,855,455)

Net increase	189,015	1,896,069	314,763	3,111,119

Class B
Shares sold	300,147	3,020,381	357,986	3,571,325
Automatic conversion of Class B shares to Class A shares	(101,468)	(1,024,461)	(22,928)	(229,075)
Shares issued in reinvestment of distributions	21,364	214,704	38,686	383,412
Shares redeemed	(88,347)	(887,901)	(130,755)	(1,297,461)

Net increase	131,696	1,322,723	242,989	2,428,201

Class I
Shares sold	433,528	4,350,349	1,006,616	9,925,572
Shares issued in reinvestment of distributions	1,259	12,659	1,039	10,291
Shares redeemed	(293,570)	(2,941,287)	(1,222,454)	(12,053,644)

Net increase (decrease)	141,217	1,421,721	(214,799)	(2,117,781)

Net increase		$4,640,513		$3,421,539

Combined Notes to Financial Statements (Unaudited) (continued)

Maryland Fund

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	97,872	$1,072,934	236,933	$2,546,472
Automatic conversion of Class B shares to Class A shares	829	9,066	2,890	31,326
Shares issued in reinvestment of distributions	30,095	328,944	70,706	760,737
Shares redeemed	(170,789)	(1,869,518)	(266,234)	(2,860,179)

Net increase (decrease)	(41,993)	(458,574)	44,295	478,356

Class B
Shares sold	172,080	1,880,660	221,519	2,391,919
Automatic conversion of Class B shares to Class A shares	(829)	(9,066)	(2,890)	(31,326)
Shares issued in reinvestment of distributions	7,713	84,305	11,831	127,507
Shares redeemed	(12,048)	(130,828)	(54,445)	(576,937)

Net increase	166,916	1,825,071	176,015	1,911,163

Class C
Shares sold	113,877	1,246,618	114,965	1,243,373
Shares issued in reinvestment of distributions	2,389	26,115	1,077	11,697
Shares redeemed	(5,215)	(57,371)	(2,357)	(25,615)

Net increase	111,051	1,215,362	113,685	1,229,455

Class I
Shares sold	658,838	7,214,252	816,238	8,786,372
Shares issued in reinvestment of distributions	1,213	13,274	2,270	24,470
Shares redeemed	(144,136)	(1,581,733)	(417,966)	(4,535,350)

Net increase	515,915	5,645,793	400,542	4,275,492

Net increase		$8,227,652		$7,894,466

North Carolina Fund

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	958,088	$9,809,624	748,748	$7,609,117
Automatic conversion of Class B shares to Class A shares	192,844	1,987,354	1,012,465	10,340,879
Shares issued in reinvestment of distributions	58,564	599,271	89,152	905,683
Shares redeemed	(326,651)	(3,343,587)	(668,038)	(6,787,415)

Net increase	882,845	9,052,662	1,182,327	12,068,264

Class B
Shares sold	132,825	1,361,553	134,605	1,362,707
Automatic conversion of Class B shares to Class A shares	(192,793)	(1,987,354)	(1,012,465)	(10,340,879)
Shares issued in reinvestment of distributions	31,458	322,007	87,153	883,126
Shares redeemed	(97,767)	(999,258)	(425,981)	(4,309,461)

Net decrease	(126,277)	(1,303,052)	(1,216,688)	(12,404,507)

Class I
Shares sold	733,688	7,518,181	1,847,679	18,732,594
Shares issued in reinvestment of distributions	5,845	59,806	15,171	153,719
Shares redeemed	(1,912,244)	(19,571,316)	(3,992,819)	(40,406,141)

Net decrease	(1,172,711)	(11,993,329)	(2,129,969)	(21,519,828)

Net decrease		$(4,243,719)		$(21,856,071)

Combined Notes to Financial Statements (Unaudited) (continued)

South Carolina Fund

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	123,094	$1,251,344	239,272	$2,408,747
Automatic conversion of Class B shares to Class A shares	17,948	181,957	7,203	72,097
Shares issued in reinvestment of distributions	4,142	41,979	6,831	68,256
Shares redeemed	(59,394)	(602,231)	(96,166)	(964,211)

Net increase	85,790	873,049	157,140	1,584,889

Class B
Shares sold	135,236	1,369,930	96,224	964,603
Automatic conversion of Class B shares to Class A shares	(17,948)	(181,957)	(7,203)	(72,097)
Shares issued in reinvestment of distributions	6,045	61,283	12,798	127,622
Shares redeemed	(22,362)	(226,055)	(94,544)	(944,578)

Net increase	100,971	1,023,201	7,275	75,550

Class I
Shares sold	257,441	2,616,603	981,039	9,734,319
Shares issued in reinvestment of distributions	1,285	13,033	3,140	31,247
Shares redeemed	(470,923)	(4,781,719)	(1,618,417)	(16,131,087)

Net decrease	(212,197)	(2,152,083)	(634,238)	(6,365,521)

Net decrease		$(255,833)		$(4,705,082)

Virginia Fund

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	799,357	$8,219,554	1,372,882	$13,911,515
Automatic conversion of Class B shares to Class A shares	75,640	783,256	15,574	159,130
Shares issued in reinvestment of distributions	78,250	804,497	152,472	1,542,860
Shares redeemed	(341,000)	(3,508,048)	(747,944)	(7,562,831)

Net increase	612,247	6,299,259	792,984	8,050,674

Class B
Shares sold	287,119	2,961,972	447,779	4,554,988
Automatic conversion of Class B shares to Class A shares	(75,624)	(783,256)	(15,574)	(159,130)
Shares issued in reinvestment of distributions	22,654	232,928	42,654	431,623
Shares redeemed	(48,249)	(496,645)	(263,053)	(2,648,889)

Net increase	185,900	1,914,999	211,806	2,178,592

Class I
Shares sold	637,921	6,559,303	1,436,035	14,543,367
Shares issued in reinvestment of distributions	1,101	11,308	2,031	20,509
Shares redeemed	(876,814)	(9,019,804)	(2,650,853)	(26,815,137)

Net decrease	(237,792)	(2,449,193)	(1,212,787)	(12,251,261)

Net increase (decrease)		$5,765,065		$(2,021,995)

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended February 28, 2002:

	Cost of Purchases	Proceeds from Sales
Florida High Income Fund	$81,010,194	$72,598,575
Florida Fund	45,976,276	68,788,022
Georgia Fund	7,717,851	4,757,617
Maryland Fund	9,773,109	4,074,278
North Carolina Fund	10,603,384	18,720,391
South Carolina Fund	3,595,935	4,440,545
Virginia Fund	13,777,422	11,190,656

Combined Notes to Financial Statements (Unaudited) (continued)

On February 28, 2002, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Florida High Income Fund	$434,627,539	$10,626,531	$(14,053,117)	$(3,426,586)
Florida Fund	438,021,181	25,809,663	(3,910,998)	21,898,665
Georgia Fund	87,776,032	5,966,284	(267,566)	5,698,718
Maryland Fund	58,590,370	2,768,134	(102,269)	2,665,865
North Carolina Fund	241,010,139	15,099,996	(2,283,608)	12,816,388
South Carolina Fund	53,722,511	3,706,823	(38,254)	3,668,569
Virginia Fund	166,622,769	10,472,475	(185,971)	10,286,504

As of August 31, 2001, the Funds had capital loss carryovers for federal income tax purposes as follows:

	Total Capital Loss Carryover	2004	2008	2009

Florida High Income Fund	$22,955,746	0	$4,365,480	$18,590,266
Florida Fund	25,548,786	$1,089,463	7,387,972	17,071,351
Georgia Fund	2,277,731	0	863,799	1,413,932
Maryland Fund	1,020,311	0	215,659	804,652
North Carolina Fund	10,183,552	0	3,343,827	6,839,725
South Carolina Fund	719,591	0	5,619	713,972
Virginia Fund	2,758,497	0	157,651	2,600,846

Florida Fund’s capital loss carryovers expiring in 2004 were created as a result of the January 26, 1998 acquisition of substantially all the assets and assumption of certain liabilities of Evergreen Florida Tax Free Fund in exchange for Florida Fund shares. In accordance with income tax regulations, certain Florida Fund gains may not be used to offset this capital loss carryover.

In addition to the capital loss carryovers, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. For the year ended August 31, 2001, the Funds incurred and elected to defer post-October losses as follows:

Capital Losses
Florida High Income Fund	$817,955
Florida Fund	132,230
Georgia Fund	263,996
Maryland Fund	157,658
North Carolina Fund	471,251
Virginia Fund	157,064

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets
Florida High Income Fund	$3,830	0.00%
Florida Fund	4,343	0.00%
Georgia Fund	998	0.00%
Maryland Fund	476	0.00%
North Carolina Fund	2,203	0.00%
South Carolina Fund	521	0.00%
Virginia Fund	1,514	0.00%

Combined Notes to Financial Statements (Unaudited) (continued)

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Funds and certain other Evergreen Funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended February 28, 2002, the Florida High Income Municipal Bond Fund had average borrowings outstanding of $64,376 at a rate of 2.34% and paid interest of $745, which represents 0.00% of the Fund’s average net assets on an annualized basis.

10. CONCENTRATION OF RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

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Board of Trustees

Name, Address and Date of Birth	Position with Trust	Begining Year of Term of Office*	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Funds complex	Other Directorships held outside of Evergreen Funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 DOB: 7/14/1939	Trustee	1988	Sales Manager, SMI-STEEL — South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 DOB: 8/2/1938	Trustee	1993	Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 DOB: 8/26/1955	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Russell A. Salton, III MD 200 Berkeley Street Boston, MA 02116 DOB: 6/2/1947	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Richard K. Wagoner, CFA** 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1937	Trustee	1999	Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Evergreen Funds

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800.346.3858

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www.EvergreenInvestments.com
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200 Berkeley Street
Boston, MA 02116